File No. 333-[______]

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 28, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No.  [   ]

FIRST INVESTORS LIFE SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

40 Wall Street
New York, New York 10005
(Address of Principal Executive Offices)

(212) 858-8000
(Registrant’s Area Code and Telephone Number)

Scott Richardson, Esq.
40 Wall Street
New York, New York 10005
(Name and Address of Agent for Service)

With copies to:

Kathy Kresch Ingber, Esq. K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006-1600

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement will become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.
Title of securities being registered: shares of beneficial interest in the series of the Registrant designated as the First Investors Life Series Limited Duration Bond Fund and the First Investors Life Series Total Return Fund, each a series of the Registrant.
No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 002-98409 and 811-04325).

FIRST INVESTORS LIFE SERIES FUNDS

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Contractowners

Questions and Answers

Part A - Information Statement and Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibit Index

FIRST INVESTORS LIFE SERIES FUNDS
40 Wall Street
New York, New York 10005

[ ], 2018
Dear Contractowner:
We are writing to inform you of an important matter concerning your allocation of contract values under your variable annuity contract or variable life insurance policy (each, a “Contract”) to the investment division of your separate account that invests in the First Investors Life Series Government Fund (“Government Fund”) and/or the First Investors Life Series Balanced Income Fund (“Balanced Income Fund”).  At a meeting held on April 18-19, 2018, the Board of Trustees (the “Board”) of First Investors Life Series Funds (the “Trust”), approved reorganizations pursuant to which the Government Fund will be merged into the First Investors Life Series Limited Duration Bond Fund (“Limited Duration Bond Fund”), and the Balanced Income Fund will be merged into the First Investors Life Series Total Return Fund (“Total Return Fund”), each of which is a series of the Trust.  Contractowners were first notified of the reorganizations in a supplement dated May 4, 2018, to the Government Fund’s and Balanced Income Fund’s prospectus dated May 1, 2018.  The Government Fund and Balanced Income Fund are each referred to as a “Target Fund” and are collectively referred to as the “Target Funds.”  The Limited Duration Bond Fund and Total Return Fund are each referred to as an “Acquiring Fund” and are collectively referred to as the “Acquiring Funds.”  Each Target Fund and Acquiring Fund is referred to individually as a “Fund” and collectively as the “Funds.”
After considering the recommendation of Foresters Investment Management Company, Inc., the investment adviser to the Funds, the Board concluded that: (1) the reorganizations will benefit contractowners indirectly invested in the Target Funds; (2) each reorganization is in the best interests of the Target Fund; and (3) the interests of contractowners indirectly invested in the Target Funds will not be diluted as a result of the reorganizations.
Effective as of the close of business on or about December 14, 2018, or on such later date as may be deemed appropriate in the judgment of the authorized officers of the Fund (the “Closing Date”) in accordance with the Plan of Reorganization and Termination, you will be invested indirectly in shares of the relevant Acquiring Fund in an amount equal to the dollar value of your interest in the relevant Target Fund on the Closing Date, as set forth below:
First Investors Life Series Government Fund shares	à	First Investors Life Series Limited Duration Bond Fund shares

First Investors Life Series Balanced Income Fund shares	à	First Investors Life Series Total Return Fund shares

No sales loads, commissions or other transactional fees will be imposed in connection with the reorganizations.  No action on your part is required regarding the reorganizations.  The Board is not asking you for a proxy or written consent, and you are requested not to send us a proxy or written consent.
In the absence of instructions from you prior to December 14, 2018, as of the Closing Date, the value of your Contract currently allocated to a Target Fund investment division will be allocated to the relevant Acquiring Fund investment division and future premium payments or contributions previously allocated to the relevant Target Fund investment division will be allocated to the relevant Acquiring Fund investment division.
If you wish to (1) take actions relating to the value of your Contract currently allocated to a Target Fund investment division by transferring the value of your Contract to other funds underlying the investment divisions available under your Contract or changing your future allocation of premium payments or contributions under your Contract to other funds underlying the investment divisions available under your Contract, or (2) require information on other funds underlying the investment divisions available under your Contract or additional copies of the prospectuses for other funds underlying the investment divisions, please contact your representatives or contact Foresters Life Insurance and Annuity Company, Raritan Plaza 1, Edison, New Jersey 08818-7836 or call toll free 1-800-832-7783.

Sincerely,

/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President of First Investors Family of Funds

The information in this combined information statement and prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This combined information statement and prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

COMBINED INFORMATION STATEMENT AND PROSPECTUS

For the Reorganization of

First Investors Life Series Government Fund,
a series of First Investors Life Series Funds

Into

First Investors Life Series Limited Duration Bond Fund,
a series of First Investors Life Series Funds

40 Wall Street
New York, New York 10005
(212) 858-8000

and

For the Reorganization of

First Investors Life Series Balanced Income Fund,
a series of First Investors Life Series Funds

Into

First Investors Life Series Total Return Fund,
a series of First Investors Life Series Funds

40 Wall Street
New York, New York 10005
(212) 858-8000

[ ], 2018

INFORMATION STATEMENT

for

FIRST INVESTORS LIFE SERIES GOVERNMENT FUND, and
FIRST INVESTORS LIFE SERIES BALANCED INCOME FUND,
each a series of First Investors Life Series Funds

and

PROSPECTUS

for

FIRST INVESTORS LIFE SERIES LIMITED DURATION BOND FUND, and
FIRST INVESTORS LIFE SERIES TOTAL RETURN FUND,
each a series of First Investors Life Series Funds

Dated [    ], 2018

40 Wall Street
New York, New York 10005
(212) 858-8000

This Combined Information Statement and Prospectus (“Information Statement”) is an information statement for the First Investors Life Series Government Fund (“Government Fund”) and First Investors Life Series Balanced Income Fund (“Balanced Income Fund”) and a prospectus for the First Investors Life Series Limited Duration Bond Fund (“Limited Duration Bond Fund”) and First Investors Life Series Total Return Fund (“Total Return Fund”), each a series of First Investors Life Series Funds (the “Trust”).  The Information Statement contains information you may wish to know about the reorganizations of the Government Fund into the Limited Duration Bond Fund and the Balanced Income Fund into the Total Return Fund (each, a “Reorganization” and collectively, the “Reorganizations”).  The Government Fund and the Balanced Income Fund are each referred to herein as a “Target Fund” and are collectively referred to herein as the “Target Funds.”  The Limited Duration Bond Fund and the Total Return Fund are each referred to herein as an “Acquiring Fund” and are collectively referred to herein as the “Acquiring Funds.”  The Target Funds and the Acquiring Funds each may be referred to herein as a “Fund” and collectively as the “Funds.”
This Information Statement is being furnished to owners (the “Contractowners”) of variable annuity contracts or variable life insurance policies (each, a “Contract”) issued by participating insurance companies who, as of October 3, 2018, had net premiums or contributions allocated to the investment divisions of a participating insurance company’s separate account or accounts (the “Separate Accounts”) that are invested in shares of beneficial interest (“shares”) of the Government Fund and/or the Balanced Income Fund.
Upon consummation of the Reorganizations, Contractowners will be invested indirectly in shares of the relevant Acquiring Fund in an amount equal to the dollar value of his or her interest in the relevant Target Fund as of the close of business on the day the Reorganizations are consummated.  Following the Reorganizations, the Target Funds will be terminated.
No action on your part is required regarding the Reorganizations.  We are not asking you for a proxy or written consent, and you are requested not to send us a proxy or written consent.
This Information Statement sets forth important information that you may wish to know regarding the Reorganizations and the Acquiring Funds.  You should read and retain this Information Statement for future reference.  Additional information relating to the Acquiring Funds and this Information Statement is set forth in the Statement of Additional Information (“SAI”) relating to this Information Statement.

The following documents have been filed with the Securities and Exchange Commission (“SEC”) and are incorporated by reference into this Information Statement, which means they are part of this Information Statement for legal purposes:

1.	The SAI dated [ ], 2018, relating to this Information Statement (File No. 333-[ ]);
2.	The Prospectus and SAI for the Target Funds and the Acquiring Funds (File Nos. 002-98409 and 811-04325), each dated May 1, 2018, as supplemented; and
3.
The Annual Report of the Target Funds and the Acquiring Funds for the fiscal year ended December 31, 2017 and the Semi-Annual Report of the Target Funds and the Acquiring Funds for the six months ended June 30, 2018.

The Annual and Semi-Annual Reports of the Target Funds and the Acquiring Funds containing audited and unaudited financial statements, respectively, have previously been mailed to Target Fund Contractowners.  For a free copy of these reports or any of the documents listed above, you may call toll-free 1 (800) 423-4026, visit www.foresters.com or write to:

Foresters Investor Services, Inc.
P.O. Box 7837
Edison, NJ 08818-7837

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended.  Accordingly, the Trust must file certain reports and other information with the SEC.  You also may obtain many of these documents by accessing the internet site for the Funds at www.foresters.com.  Text-only versions of all of the Funds’ documents can be viewed online or downloaded from the EDGAR database on the SEC’s internet site at www.sec.gov.  You can review and copy information regarding the Funds by visiting the SEC’s Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549, and at the following regional offices of the SEC:  Atlanta – 3475 Lenox Road, NE., Suite 1000, Atlanta, GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver – 1801 California Street, Suite 1500, Denver, CO 80202; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 3 World Financial Center, Suite 400, New York, NY 10281; Philadelphia – 701 Market Street, Suite 2000, Philadelphia, PA 19106; Salt Lake City – 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104.  You can obtain copies, upon payment of a duplicating fee at prescribed rates, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above.  Information on the operations of the Public Reference Room may be obtained by calling 1-202-551-5850.

The SEC has not approved or disapproved these securities or determined if this Information Statement is truthful or complete.  Any representation to the contrary is a criminal offense.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal.

No person has been authorized to give any information or to make any representation other than those in this Information Statement, and, if given or made, such other information or representation must not be relied upon as having been authorized by either the Funds or the Trust.

ii

TABLE OF CONTENTS
SUMMARY OF THE REORGANIZATIONS	1
REORGANIZATION 1: REORGANIZATION OF THE FIRST INVESTORS LIFE SERIES GOVERNMENT FUND INTO THE FIRST INVESTORS LIFE SERIES LIMITED DURATION BOND FUND, EACH A SERIES OF FIRST INVESTORS LIFE SERIES FUNDS	2
Considerations Regarding the Reorganization	2
Comparative Fee and Expense Tables	4
Example of Fund Expenses	5
Portfolio Turnover	5
Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers	5
Comparison of Principal Risks	10
Comparison of Investment Policies	13
Comparative Performance Information	15
Capitalization	17
REORGANIZATION 2: REORGANIZATION OF THE FIRST INVESTORS LIFE SERIES BALANCED INCOME FUND INTO THE FIRST INVESTORS LIFE SERIES TOTAL RETURN FUND, EACH A SERIES OF FIRST INVESTORS LIFE SERIES FUNDS	18
Considerations Regarding the Reorganization	18
Comparative Fee and Expense Tables	20
Example of Fund Expenses	20
Portfolio Turnover	21
Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers	21
Comparison of Principal Risks	25
Comparison of Investment Policies	28
Comparative Performance Information	31
Capitalization	33
ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS	33
Plan of Reorganization and Termination	33
Description of Acquiring Fund Shares	34
Board Considerations	34
Federal Income Tax Consequences of the Reorganizations	37
Shareholder Rights	38
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS	39
Service Providers	39
Adviser	39
Subadviser	41
Transfer Agent and Custodian	42
Independent Registered Public Accounting Firm	42
Payments to Intermediaries	42
Outstanding Shares of Target Funds and Acquiring Funds	43
Additional Information	43
Appendix A -- Plan of Reorganization and Termination	A-1
Appendix B -- Shareholder Information	B-1
Appendix C -- Ownership of Shares	C-1
Appendix D -- Financial Highlights	D-1

iii

SUMMARY OF THE REORGANIZATIONS

The following is a summary of certain information relating to the Reorganizations and is qualified in its entirety by reference to the more complete information contained elsewhere in this Information Statement and the attached appendices.  For additional information about the Reorganizations, you should consult the Plan of Reorganization and Termination (“Reorganization Plan”), the form of which is attached hereto as Appendix A.
Foresters Investment Management Company, Inc. (“FIMCO” or “Adviser”), the investment adviser for the Funds, has proposed reorganizing (1) the Government Fund into the Limited Duration Bond Fund and (2) the Balanced Income Fund into the Total Return Fund because doing so would allow FIMCO to simplify and rationalize its fund offerings so that it can concentrate its management resources on fewer funds, which could benefit the combined Funds and lead to greater operational efficiencies.  At a meeting held on April 18-19, 2018, after careful consideration of a number of factors, the Board of Trustees of the Trust (“Board” or “Board of Trustees”) voted to approve the Reorganizations as being in the best interests of each Target Fund.  See “Board Considerations” below for further information.
With respect to each Reorganization, the Reorganization Plan provides for:
•
each Target Fund’s transfer of all of its assets to the corresponding Acquiring Fund in exchange solely for Acquiring Fund shares having an aggregate value equal to the Target Fund’s net assets and the Acquiring Fund’s assumption of all the liabilities of the Target Fund;

•	the distribution of those Acquiring Fund shares pro rata to the Target Fund’s shareholders (for the benefit of the Separate Accounts, as applicable, and thus Contractowners); and
•	the complete liquidation of the Target Fund (for federal tax purposes) and its termination as a series of the Trust and dissolution under Delaware law.
The Reorganizations will take effect as of the close of business on or about December 14, 2018, or on such later date as may be deemed appropriate in the judgment of the authorized officers of the Fund (the “Closing Date”).  You do not need to take any action regarding your account. As a result of each Reorganization, a Contractowner who has indirectly invested in shares of a Target Fund through the investment divisions of a Separate Account would become indirectly invested in shares of the corresponding Acquiring Fund through the investment divisions of a Separate Account.  The Contract value of each such Contractowner would be invested indirectly through the investment divisions of a Separate Account, immediately after the Closing Date, in shares of the Acquiring Fund having an aggregate value equal to the aggregate value of the Target Fund shares in which the Contractowner invested indirectly through the investment divisions of a Separate Account as of the Closing Date, as set forth below:
First Investors Life Series Government Fund shares	à	First Investors Life Series Limited Duration Bond Fund shares

First Investors Life Series Balanced Income Fund shares	à	First Investors Life Series Total Return Fund shares

No sales loads, commissions or other transactional fees will be imposed in connection with the Reorganizations.

Each Reorganization is expected to be a tax-free transaction for federal income tax purposes.  See “Federal Income Tax Consequences of the Reorganizations” below for further information.  Each Acquiring Fund will be both the tax and accounting survivor of the Reorganization in which it participates.

Contractowners who have indirectly invested in shares of the Government Fund are expected to benefit from a decrease in total annual fund operating expenses after the Reorganization of the Government Fund into the Limited Duration Bond Fund.  Likewise, Contractowners who have indirectly invested in shares of the Balanced Income

Fund also are expected to benefit from a decrease in total annual fund operating expenses after the Reorganization of the Balanced Income Fund into the Total Return Fund.  See the “Comparative Fee and Expense Tables” sections below.

A comparison of the investment objective(s), principal investment strategies, principal risks and fundamental and non-fundamental investment policies of each Target Fund and each Acquiring Fund is included in the “Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers,” “Comparison of Principal Risks” and “Comparison of Investment Policies” sections below. The Funds have identical distribution procedures, purchase procedures, exchange rights, and redemption procedures, which are discussed in “Additional Information about the Funds” below.

REORGANIZATION 1:	REORGANIZATION OF THE FIRST INVESTORS LIFE SERIES GOVERNMENT FUND INTO THE FIRST INVESTORS LIFE SERIES LIMITED DURATION BOND FUND, EACH A SERIES OF FIRST INVESTORS LIFE SERIES FUNDS
Considerations Regarding the Reorganization

Please note the following information relevant to the Reorganization:

•
The Government Fund and the Limited Duration Bond Fund have similar investment objectives.  The Government Fund seeks a significant level of current income which is consistent with security and liquidity of principal, while the Limited Duration Bond Fund seeks current income consistent with low volatility of principal.

•
The Government Fund and the Limited Duration Bond Fund have different investment strategies. Under normal circumstances, the Government Fund invests least 80% of its net assets (plus any borrowings for investment purposes) in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities (“U.S. Government Securities”), whereas the Limited Duration Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds, which may include other investment grade debt securities.  The primary difference between the Funds’ investment strategies is that the Government Fund invests principally in U.S. Government Securities and, to a lesser extent, may invest in municipal securities and non-government investment grade debt securities, while the Limited Duration Bond Fund invests in a variety of investment grade debt securities, including corporate bonds, U.S. Government Securities, securities issued by U.S. government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. government), and mortgage-backed and other asset-backed securities.  In addition, to a lesser extent, the Limited Duration Bond Fund also invests in high yield, below investment grade corporate bonds, also known as “high yield” or “junk bonds,” whereas the Government Fund does not.  In pursuing its investment strategy, the Limited Duration Bond Fund also may invest in exchange-traded funds (“ETFs”) that invest in high yield securities and, from time to time, may hold significant investments (25% or more) in a specific market sector, including the financials sector.  The Government Fund may engage in frequent trading, which is not a principal investment strategy of the Limited Duration Bond Fund.  Both Funds may invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.

•
The differences in investment strategies results in different risk profiles for the Fund.  The Limited Duration Bond Fund has greater exposure to credit risk than the Government Fund. The Limited Duration Bond Fund also has exposure to ETFs risk, high yield securities risk and sector risk, including financial sector risks, as principal risks, which are not principal risks of the Government Fund.  The Government Fund, on the other hand, is subject to call risk and high portfolio turnover and frequent trading risk as principal risks, which are not principal risks of the Limited Duration Bond Fund.  The Government Fund’s and the Limited Duration Bond Fund’s fundamental investment restrictions are virtually identical.  The Limited Duration Bond Fund will continue to pursue its current investment objective and investment strategy after the Reorganization.  See “Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers,” “Comparison of Principal Risks” and “Comparison of Investment Policies” below for further information.

•
FIMCO is each Fund’s investment adviser.  The Government Fund does not have an investment subadviser.  Muzinich & Co., Inc. (“Muzinich”) serves as the investment subadviser for the portion of the Limited Duration Bond Fund’s portfolio invested in high-yield debt securities.  After the Reorganization, the same portfolio manager at FIMCO that manages the Government Fund and the Limited Duration Bond Fund will continue to manage the Limited Duration Bond Fund, and the same portfolio managers at Muzinich who manage the portion of the Limited Duration Bond Fund allocated to Muzinich will continue to manage that portion of the Limited Duration Bond Fund.  See “Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” and “Additional Information about the Acquiring Funds—Service Providers” below for further information.

•
The Government Fund and the Limited Duration Bond Fund use the same transfer agent and custodian.  The Limited Duration Bond Fund will continue to retain its current service providers after the Reorganization.  See “Additional Information about the Acquiring Funds—Service Providers” below for further information.

●
The Government Fund outperformed the Limited Duration Bond Fund for the one-year period ended December 31, 2017 and since inception of the Limited Duration Bond Fund in July 2014 through June 30, 2018.  No assurances may be given that the combined Fund will achieve any level of performance after the Reorganization.

●
The contractual advisory fee rates for the Limited Duration Bond Fund are the same as the contractual advisory fee rates for the Government Fund at the same asset levels. FIMCO voluntarily waives advisory fees payable by the Government Fund and Limited Duration Bond Fund.  These fee waivers can be terminated by FIMCO at any time in its discretion.  Taking into account these voluntary fee waivers, as of June 30, 2018, the effective advisory fee rates for the Limited Duration Bond Fund and the Government Fund were 0.60% per annum.

●
While the gross and net annual fund operating expense ratios for shares of the Limited Duration Bond Fund are higher than the gross and net annual fund operating expense ratios, respectively, for shares of the Government Fund, it is expected that the pro forma gross and net annual fund operating expense ratios of the Limited Duration Bond Fund after its Reorganization will be lower than the gross and net annual fund operating expense ratios, respectively, of the Government Fund.  After giving effect to the Reorganization, the pro forma total annual fund operating expense ratio for shares of the Limited Duration Bond Fund is expected to decrease.

•	The interests of Contractowners indirectly invested in the Government Fund would not be diluted as a result of the Reorganization.
•	The Reorganization is expected to be a tax-free reorganization for federal income tax purposes. The Limited Duration Bond Fund will be both the tax and accounting survivor of the Reorganization.
•
To better align the Government Fund portfolio with the principal investment strategies of the Limited Duration Bond Fund, FIMCO anticipates disposing of up to two-thirds of the holdings of the Government Fund close to the date for the Reorganization.  The degree to which the Government Fund’s holdings are sold will depend upon market conditions near the time of the Reorganization.  The Government Fund’s disposition of assets before the Reorganization could result in its selling securities at a disadvantageous time.  The proceeds from sale of the Government Fund’s holdings in preparation for the Reorganization will be held in cash or cash equivalents. During periods when the Government Fund holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.
•
The costs of the Reorganization, including the costs associated with the preparation of the Reorganization Plan and Information Statement, printing and distribution costs, and legal and accounting fees and disbursements in connection with the Reorganization, will be borne by the Government Fund because the Reorganization offers Contractowners indirectly invested in the Government Fund the opportunity to pursue their investment goals through another fixed income fund that is advised by FIMCO and to realize reductions in annual fund operating expenses.  The costs of the Reorganization are estimated to be approximately $59,500.  This figure does not include estimated portfolio transaction costs of approximately $44,373 expected to be incurred by the Government Fund as a result of the alignment of the Government Fund portfolio with the investment strategies of the Limited Duration Bond Fund prior to the Reorganization.

•
In FIMCO’s estimation, the Government Fund has limited prospects for attracting significant new assets.  Therefore, FIMCO believes that the only likely alternative to the Reorganization is the liquidation of the Government Fund.

Comparative Fee and Expense Tables
The following table shows the fees and expenses of shares of the Government Fund and the Limited Duration Bond Fund and the pro forma fees and expenses of shares of the Limited Duration Bond Fund after giving effect to the Reorganization.  Investments in the Funds can only be made through a Contract offered by a participating insurance company.  The table below does not reflect the fees and expenses that are or may be imposed by a Contract for which a Fund is an investment option.  For information regarding those fees and expenses, please refer to the applicable Contract prospectus.  If those fees and expenses were included, the overall fees and expenses shown in the table would be higher.
Expenses for the Government Fund and the Limited Duration Bond Fund are based on their respective operating expenses for the period ended June 30, 2018 and are annualized.  The pro forma fees and expenses for shares of the Limited Duration Bond Fund assume that the Reorganization had been in effect for the period ended June 30, 2018.
Fees and Expenses	Government Fund Shares	Limited Duration Bond Fund Shares	Limited Duration Bond Fund Shares (pro forma)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	N/A	N/A	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.28%	0.66%	0.11%
Total Annual Fund Operating Expenses(1)	1.03%	1.41%	0.86%

(1) FIMCO voluntarily waives advisory fees payable by the Government Fund and Limited Duration Bond Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Government Fund shares by 0.15% (annualized) and voluntarily waived advisory fees for the Limited Duration Bond Fund shares by 0.15% (annualized), resulting in total annual fund operating expenses of 0.88% for the Government Fund shares and total annual fund operating expenses of 1.26% for the Limited Duration Bond Fund shares.

Example of Fund Expenses
This example is intended to help you compare costs between the Government Fund and the Limited Duration Bond Fund and the pro forma costs for the Limited Duration Bond Fund after giving effect to the Reorganization.  The Example assumes that you invest $10,000 in the Government Fund and the Limited Duration Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same.  (The Example does not include the effects of the voluntary fee waiver currently in effect for the Government Fund and the Limited Duration Bond Fund.) The table below does not include the fees or expenses that are or may be imposed by a Contract for which a Fund is an investment option.  If they were included, the expenses shown in the table below would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares of a Fund, your costs would be:
	Year 1	Year 3	Year 5	Year 10
Government Fund
Government Fund shares	$105	$328	$569	$1,259
Limited Duration Bond Fund
Limited Duration Bond Fund shares	$144	$446	$771	$1,691
Pro forma Limited Duration Bond Fund (After Reorganization)
Limited Duration Bond Fund shares	$88	$274	$477	$1,061
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.  During the most recent fiscal year, the Government Fund’s portfolio turnover rate was 42% of the average value of its portfolio.  During the most recent fiscal year, the Limited Duration Bond Fund’s portfolio turnover rate was 82% of the average value of its portfolio.
Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers
The Government Fund and the Limited Duration Bond Fund have similar investment objectives but different investment strategies.  The Government Fund seeks a significant level of current income which is consistent with security and liquidity of principal, while the Limited Duration Bond Fund seeks current income consistent with low volatility of principal.  Under normal circumstances, the Government Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government Securities, whereas the Limited Duration Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds, which may include other investment grade debt securities.  The primary difference between the Funds’ investment strategies is that the Government Fund invests principally in U.S. Government Securities and, to a lesser extent, may invest in municipal securities and non-government investment grade debt securities, while the Limited Duration Bond Fund invests in a variety of investment grade debt securities, including corporate bonds, U.S. Government Securities, securities issued by U.S. government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. government), and mortgage-backed and other asset-backed securities.  In addition, to a lesser extent, the Limited Duration Bond Fund also invests in high yield, below investment grade corporate bonds, also known as “high yield” or “junk bonds,” whereas the Government Fund does not.  In pursuing its investment strategy, the Limited Duration Bond Fund also may invest in ETFs that invest in high yield securities and, from time to time, may hold significant investments (25% or more) in a specific market sector, including the financials sector.  The Government Fund may engage in frequent trading, which is not a principal investment strategy of the Limited Duration Bond Fund.  Both Funds may invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates. The differences in investment strategies results in different risk profiles for the Funds.  See “Comparison of Principal Risks” below. The Limited Duration Bond Fund will continue to pursue its current investment objective and investment strategy after the Reorganization.
Additional information regarding the investment objective and principal investment strategies of each Fund is set forth below:

Government Fund	Limited Duration Bond Fund
Investment Objective
The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.	The Fund seeks current income consistent with low volatility of principal.
The Fund’s investment objective is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval. The Board may take such action upon the recommendation of the Funds’ investment adviser when the adviser believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.
Same.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (“U.S. Government Securities”).

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds.  For purposes of this 80% policy, investment grade bonds also include other investment grade fixed-income securities.  The Fund defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (“Moody’s”) or S&P Global Ratings (“S&P”) or that are unrated but determined by the Fund’s Adviser to be of equivalent quality.

The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will notify shareholders at least 60 days before making any change to this 80% policy.	Same.
The Fund may invest in all types of U.S. Government Securities, which may include (a) U.S. Treasury obligations, (b) securities issued or guaranteed by U.S. Government agencies or instrumentalities that are backed by the full faith and credit of the U.S. Government, and (c) securities issued or guaranteed by agencies or instrumentalities that are sponsored or chartered by the U.S. Government but whose securities are backed solely by the credit of the issuing agency or instrumentality or the right of the issuer to borrow from the U.S. Treasury.  U.S. Government Securities may include mortgage-backed securities that are guaranteed by the Government National Mortgage Association (“GNMA”), commonly known as Ginnie Maes, which are backed by the full faith and credit of the U.S. Government and mortgage-backed securities issued or guaranteed by U.S. Government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage

The Fund may invest in a variety of different types of investment grade securities, including corporate bonds, securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government), and mortgage-backed and other asset-backed securities.

Government Fund	Limited Duration Bond Fund
Corporation (“Freddie Mac”), which are not backed by the full faith and credit of the U.S. Government.
The Fund uses a “top-down” approach in making investment decisions based on its assessment of interest rates, economic and market conditions, and the relative values of different types of U.S. Government Securities.  In selecting investments, the Fund considers, among other factors, maturity, yield, relative value and, in the case of mortgage-backed securities, coupon and weighted average maturity.

The Adviser attempts to stay broadly diversified, but it may emphasize certain industries based on the outlook for interest rates, economic forecasts and market conditions.  In selecting investments, the Adviser considers, among other things, the issuer’s earnings and cash flow generating capabilities, asset quality, debt levels, industry characteristics and management strength.  The Adviser also considers ratings assigned by ratings services in addition to its own research and investment analysis.

The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment.  The Fund may engage in frequent trading, which may result in high portfolio turnover.

The Adviser will not necessarily sell an investment if its rating is reduced.  The Adviser usually will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio manager’s expectations, or a more attractive investment is available.

To a lesser extent, the Fund may invest in municipal securities and non-government investment grade securities that are rated AA or above by S&P Global Ratings or Aa2 or above by Moody’s Investors Service, Inc.

To a lesser extent, the Fund also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  The Adviser has retained Muzinich as a subadviser to manage this portion of the Fund.  High yield bonds include both bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Adviser to be of equivalent quality.  The Fund may also be exposed to high yield securities through the Adviser’s investments in ETFs.

High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).  High yield securities may be backed by receivables or other assets.  Muzinich attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.  Although Muzinich will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis.  Muzinich may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  It may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.

Government Fund	Limited Duration Bond Fund

Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.	Same.

The Adviser seeks for the Fund to maintain an average weighted duration of between one and six years.  Duration is a measure of a bond’s or fixed income portfolio’s sensitivity to changes in interest rates.  For every 1% change in interest rates, a bond’s price generally changes approximately 1% in the opposite direction for every year of duration.  For example, if a portfolio of fixed income securities has an average weighted duration of six years, its value can be expected to fall about 6% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 6% if interest rates fall by 1%.  As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than prices of securities with shorter durations.  Unlike maturity, which considers only the date on which the final repayment of principal will be made, duration takes account of interim payments made during the life of the security.  Duration is typically not equal to maturity.  The Adviser may adjust the average weighted duration based on its interest rate outlook.  If it believes that interest rates are likely to fall, it may attempt to buy securities with longer maturities.  By contrast, if it believes interest rates are likely to rise, it may attempt to buy securities with shorter maturities or sell securities with longer maturities.

Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information.

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Same. Same.
Temporary Defensive Strategy

Government Fund	Limited Duration Bond Fund
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.
Same.
Investment Adviser
Foresters Investment Management Company, Inc.	Same.
Investment Subadviser
N/A	Muzinich & Co, Inc.
Portfolio Managers
Rodwell Chadehumbe serves as Portfolio Manager of the Fund and has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 2012.	The Limited Duration Bond Fund assets managed by FIMCO are managed by Rodwell Chadehumbe, who has served as Portfolio Manager of the Fund since its inception in 2014.
Prior to joining FIMCO in 2012, Mr. Chadehumbe served as Portfolio Manager at Clear Arc Capital, Inc. (f/k/a Fifth Third Asset Management, Inc.) (2008-2012). Mr. Chadehumbe also serves as Portfolio Manager of other First Investors Funds.	Same.

The portion of the Limited Duration Bond Fund managed by Muzinich is managed primarily by Clinton Comeaux and Bryan Petermann, Portfolio Managers of the Fund since May 2018.  Mr. Petermann joined Muzinich in 2010 and prior thereto served as Managing Director, Head of High Yield, at Pinebridge Investments (f/k/a AIG Investments), for the last 5 years of his tenure (2000-2010).  Mr. Comeaux has been a portfolio manager at Muzinich since 2009.

Comparison of Principal Risks
The principal risks of investing in the Government Fund and Limited Duration Bond Fund are discussed below.  The Funds are subject to many of the same principal risks, but the Limited Duration Bond Fund is subject to greater credit risk than the Government Fund.  The Limited Duration Bond Fund is also subject to exchange-traded funds risk, high yield securities risk and sector risk, including financial sector risk, as principal risks, which are not principal risks of the Government Fund.  The Government Fund, on the other hand, is subject to call risk and high portfolio turnover and frequent trading risk as principal risks, which are not principal risks of the Limited Duration Bond Fund.  You can lose money by investing in the Funds. Any investment carries with it some level of risk. There is no guarantee that a Fund will meet its investment objective.  An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Here are the principal risks of investing in the Funds:
Call Risk (Government Fund only)
During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity. The Fund would then lose any price appreciation above the bond’s call price and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Credit Risk
This is the risk that an issuer of bonds and other debt securities will be unable or unwilling to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal.  Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities, but the lowest rated category of investment grade securities may have speculative characteristics as well.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest. During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

Credit risk also applies to securities issued or guaranteed by the U.S. Government and by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  The securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality or corporation.  For example, securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are not backed by the full faith and credit of the U.S. Government.  A security backed by the U.S. Government or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.  The market prices for such securities are not guaranteed and will fluctuate.

Although the U.S. Treasury has supported Fannie Mae and Freddie Mac in the past, there is no guarantee it would do so again. Congress may alter the activities or operations of Fannie Mae and Freddie Mac, which could negatively impact the credit risk associated with Fannie Mae and Freddie Mac securities.

Derivatives Risk
Investments in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  There may be an imperfect correlation between the price of a derivative and the market value of the price of the assets hedged.  The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position.  These investments can increase the volatility of the Fund’s share price, magnify potential losses and expose the Fund to significant additional costs. In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of a secondary trading market.
Exchange-Traded Funds Risk (Limited Duration Bond Fund only)
The risks of investing in securities of an ETF typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their net asset value (“NAV”).  In addition, ETFs are investment companies, and the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

High Portfolio Turnover and Frequent Trading Risk (Government Fund only)
Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. High portfolio turnover could increase the Fund’s transaction costs and have a negative impact on its performance.

High Yield Securities Risk (Limited Duration Bond Fund only)
High yield bonds and other types of high yield securities have greater credit risk than higher quality securities because the companies that issue them may not be as financially strong as companies with investment grade ratings.  High yield securities, commonly referred to as junk bonds, are considered to be inherently speculative due to the risk associated with the issuer’s continuing ability to make principal and interest payments.  Lower quality securities generally tend to be more sensitive to these changes than higher quality securities.  During times of economic stress, issuers of high yield securities may be unable to access the credit markets to refinance their bonds or meet other credit obligations.  Investments in high yield securities may be volatile.

Interest Rate Risk
The market values of bonds and other debt securities are affected by changes in interest rates.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, perhaps significantly and/or rapidly, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates.  The yields received by the Fund on its investments will generally decline as interest rates decline.

Liquidity Risk (Government Fund discusses liquidity risk as a component of market risk)
The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions.  As a result, the Fund may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Fund.  The Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Fund.  Less liquid securities typically are harder to value.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund.

Market Risk
The prices of the securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations.  These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure.  The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements.  Further, many broker-dealers have reduced their inventory of certain debt securities.  This could negatively affect the Fund’s ability to buy or sell debt securities, and increase their volatility and trading costs.

There is also the possibility that the value of the Fund’s investments in high yield securities will decline due to drops in the overall high yield bond market.  Changes in the economic climate, investor perceptions and stock market volatility can cause the prices of the Fund’s fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Fund.

Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.  The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.

Prepayment and Extension Risk
The Fund is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities.  When interest rates decline, borrowers tend to refinance their loans and the loans that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Extension risk is the flip side of prepayment risk.  When interest rates rise, borrowers tend to repay their loans less quickly, which generally will increase the Fund’s sensitivity to interest rates and its potential for price declines.  The impact of prepayments and extensions on the price of mortgage-backed or other asset-backed securities may be difficult to predict and may increase their price volatility.

Sector Risk (Limited Duration Bond Fund only)
Issuers that are engaged in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the securities of issuers in a particular sector market to decline.  To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.  To the extent the Fund invests significantly in the financials sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition. The impact of more stringent capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Security Selection Risk
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Comparison of Investment Policies
The fundamental investment policies for the Funds are virtually identical.  In addition, the Government Fund has adopted one non-fundamental investment policy that the Limited Duration Bond Fund has not.  Each Fund’s investment policies are designed to set limits on or prohibit the Fund from engaging in specified investment strategies.  Fundamental investment policies may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (“1940 Act”).  As defined by the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.  Non-fundamental policies may be changed by the Board without shareholder approval.  Except with respect to borrowing, or as otherwise expressly provided, changes in values of a Fund’s assets will not cause a violation of the Fund’s investment policies.
Investment Policy	Government Fund	Limited Duration Bond Fund
Fundamental Investment Policies
Borrowing	The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	Same.
Senior Securities	The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	Same.
Loans	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	Same.
Diversification
The Fund may not, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.
Same.

Industry Concentration
The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Same, except that the Fund’s policy states that (i) the Fund will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, and (ii) the Fund explicitly excludes investment companies from the prohibition to invest more than 25% of the Fund’s total assets in the securities of companies whose principal business activities are in the same industry.

Real Estate
The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.
Same.
Commodities
The Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.
Same.
Underwriting
The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in
Same.

the disposition of restricted securities or in connection with investments in other investment companies.
Non-Fundamental Investment Policies
Investing in Derivatives
The Fund will not invest more than 20% of its net assets in derivatives in the aggregate. For purposes of calculating this 20% limitation, the Fund will use the market value of a derivative instrument.
None.

With respect to the fundamental policy relating to borrowing money set forth above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets, at the time of borrowing, from banks and other institutions for any purpose (a fund’s total assets include the amounts being borrowed.).  To limit the risks attendant to borrowing, the 1940 Act requires a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings, not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the fund’s total assets.  Asset coverage means the ratio that the value of the fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

With respect to the fundamental policy relating to issuing senior securities set forth above, “senior securities” are defined as fund obligations that have a priority over a fund’s shares with respect to the payment of dividends or the distribution of fund assets.  The 1940 Act prohibits a fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the fund is permitted to borrow from a bank so long as, immediately after such borrowings, there is an asset coverage of at least 300% for all borrowings of the fund (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the fund’s total assets).  In the event that such asset coverage falls below this percentage, the fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%.  The policy on senior securities above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

With respect to the fundamental policy relating to making loans set forth above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently limit fund loans of securities by prohibiting funds from lending securities with an aggregate value of more than one-third of a Fund’s total assets.
Comparative Performance Information
The following bar charts and tables provide some indication of the risks of investing in the Government Fund and the Limited Duration Bond Fund.

The bar chart below shows changes in the Government Fund’s performance from year to year.  The table shows how the Government Fund’s average annual returns for the 1-, 5- and 10-year periods compare to those of a broad measure of market performance. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

The bar chart and table do not reflect fees and expenses that may be deducted by the Contract through which you invest.  If they were included, the returns would be less than those shown.

Government Fund – Total Annual Returns For Calendar Years Ended December 31

Highest Quarterly Return (% and quarter end date) 3.83% (December 31, 2008)	Lowest Quarterly Return (% and quarter end date) (2.74)% (December 31, 2016)
The calendar year-to-date total return as of June 30, 2018 was (1.43)%.

Government Fund – Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years
Government Fund	1.53%	0.53%	2.58%
Citigroup U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes)	2.34%	1.55%	3.52%

The bar chart below shows changes in the Limited Duration Bond Fund’s performance from year to year.  The table shows how the Limited Duration Bond Fund’s average annual returns for the 1-year and Life of Fund periods compare to those of a broad measure of market performance. The Limited Duration Bond Fund’s past performance is not necessarily an indication of how the Limited Duration Bond Fund will perform in the future.  Prior to May 1, 2018, Muzinich did not serve as a subadviser to the Limited Duration Bond Fund.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

The bar chart and table do not reflect fees and expenses that may be deducted by the Contract through which you invest.  If they were included, the returns would be less than those shown.

Limited Duration Bond Fund – Total Annual Returns For Calendar Years Ended December 31

Highest Quarterly Return (% and quarter end date) 1.16% (March 31, 2016)	Lowest Quarterly Return (% and quarter end date) (1.23)% (December 31, 2016)
The calendar year-to-date total return as of June 30, 2018 was (0.97)%.

Limited Duration Bond Fund – Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	Life of Fund
Limited Duration Bond Fund (Inception Date: 7/1/14)	1.26%	-0.36%
BofA Merrill Lynch 1-5 Year U.S. Broad Market Index (reflects no deduction for fees, expenses or taxes)	1.33%	1.27%

Capitalization
The following table shows the capitalization of the Government Fund and the Limited Duration Bond Fund as of August 31, 2018 and of the Limited Duration Bond Fund on a pro forma combined basis as of that date, after giving effect to the Reorganization.  The table is for informational purposes only.  The capitalization of the Funds is likely to be different on the Closing Date due to purchase and redemption activity in the Funds.
	Net Assets	Net Asset Value Per Share	Shares Outstanding
Government Fund	$27,155,898	$9.22	2,944,183
Limited Duration Bond Fund	$7,788,910	$9.33	835,268
Adjustments (a)	($103,873)	--	(43,175)
Pro forma Limited Duration Bond Fund (After Reorganization)	$34,840,935	$9.33	3,736,275

(a) Adjustments to reflect the exchange of shares outstanding from the Government Fund to the Limited Duration Bond Fund and the costs of the Reorganization to be allocated to the Government Fund.

REORGANIZATION 2:	REORGANIZATION OF THE FIRST INVESTORS LIFE SERIES BALANCED INCOME FUND INTO THE FIRST INVESTORS LIFE SERIES TOTAL RETURN FUND, EACH A SERIES OF FIRST INVESTORS LIFE SERIES FUNDS
Considerations Regarding the Reorganization
Please note the following information relevant to the Reorganization:

•
The Balanced Income Fund and the Total Return Fund pursue different investment objectives.  The investment objective of the Balanced Income Fund is to seek income as its primary objective, with a secondary objective of capital appreciation, whereas the investment objective of the Total Return Fund is to seek high, long-term total investment return consistent with moderate investment risk.

•
Although each Fund allocates its assets among bonds, stocks and money market instruments, the Balanced Income Fund and the Total Return Fund have different investment strategies.  The primary differences between the Funds’ investment strategies are that, while the percentage of assets allocated to each asset class of each Fund is flexible rather than fixed, the Balanced Income Fund normally invests approximately 50 to 70% of its net assets in bonds, money market instrument and cash and investments that provide exposure to such assets, including exchange-traded funds (“ETFs”), and approximately 30 to 50% of its net assets in stocks and investments that provide exposure to such assets, including ETFs, whereas the Total Return Fund normally invests at least 50% of its net assets in stocks and at least 30% in bonds, cash and money market instruments.  As of June 30, 2018, the Balanced Income Fund held 53.3% of its net assets in bonds, money market instruments, and instruments that provide exposure to such assets (collectively, “debt securities”) and 37.4% of its net assets in stocks and investment that provide exposure to such assets (collectively, “equity securities”), and the Total Return Fund held 41.5% of its net assets in debt securities and 57.4% of its net assets in equity securities.  The combined Fund after the Reorganization is expected to hold approximately the same percentage of net assets in debt securities and equity securities as the Total Return Fund held as of June 30, 2018.

•
The difference in allocations between debt and equity investments results in different risk profiles for the Funds, with the Total Return Fund having relatively greater exposure to the risks of investments in stocks than the Balanced Income Fund, and the Balanced Income Fund having relatively greater exposure to the risks of investments in bonds.  In addition, when selecting stocks, the Balanced Income Fund emphasizes the potential for current income over capital appreciation, while the Total Return Fund does not have a stated emphasis on either current income or capital appreciation.  While the portion of each Fund's bond investments are primarily in investment grade bonds, the Balanced Income Fund invests primarily in investment grade corporate bonds, while the Total Return Fund typically diversifies its bond holdings among different types of bonds and other debt securities, including corporate bonds, U.S. Government securities, U.S. Government-sponsored enterprise securities, and mortgage-backed and other asset-backed securities.  Both Funds may invest in high yield securities. Finally, the Balanced Income Fund’s principal investment strategy broadly includes investments in ETFs while the Total Return Fund’s principal investment strategy may use ETFs to gain exposure to high yield securities.  The Balanced Income Fund’s and the Total Return Fund’s fundamental investment restrictions are virtually identical. The Total Return Fund will continue to pursue its current investment objective and investment strategy after the Reorganization.  See “Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” and “Comparison of Principal Risks” below for further information.

•
FIMCO is each Fund’s investment adviser.  Muzinich & Co., Inc. (“Muzinich”) serves as the investment subadviser for the portion of each Fund’s portfolio invested in high-yield bonds.  After the Reorganization, the investment adviser, investment subadviser, and portfolio management teams that manage the Balanced Income Fund and the Total Return Fund will continue to manage the Total Return Fund.  See “Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” and “Additional Information about the Acquiring Funds—Service Providers” below for further information.

•
The Balanced Income Fund and the Total Return Fund use the same transfer agent and custodian.  The Total Return Fund will continue to retain its current service providers after the Reorganization.  See “Additional Information about the Acquiring Funds—Service Providers” below for further information.

•
The Total Return Fund outperformed the Balanced Income Fund for the one-year period ended December 31, 2017 and since inception of the Balanced Income Fund in November 2015 through June 30, 2018.  No assurances may be given that the combined Fund will achieve any level of performance after the Reorganization.

•
The contractual advisory fee rates for the Balanced Income Fund are the same as the contractual advisory fee rates for the Total Return Fund at the same asset levels.  However, as of June 30, 2018, the effective advisory fee rate for the Total Return Fund was 0.75% per annum, whereas the effective advisory fee rate for the Balanced Income Fund was 0.60% per annum due to a voluntary fee waiver in place for the Balanced Income Fund which can be terminated by FIMCO at any time.

•
The total annual fund operating expense ratio for shares of the Total Return Fund are lower than both the gross and net annual fund operating expense ratio for shares of the Balanced Income Fund.  After giving effect to the Reorganization, the pro forma total annual fund operating expense ratio for shares of the Total Return Fund is expected to remain the same.

•	The interests of Contractowners indirectly invested in the Balanced Income Fund would not be diluted as a result of the Reorganization.
•	The Reorganization is expected to be a tax-free reorganization for federal income tax purposes. The Total Return Fund will be both the tax and accounting survivor of the Reorganization.
•
To the extent that the Balanced Income Fund has assets that cannot be held by the Total Return Fund, those assets will be sold before the Reorganization.  The disposition of assets before the Reorganization could result in the Balanced Income Fund selling securities at a disadvantageous time.  FIMCO and Muzinich have reviewed the Balanced Income Fund’s and Total Return Fund’s current portfolio holdings and determined that the Balanced Income Fund’s holdings generally are compatible with the Total Return Fund’s investment objective and policies.  As a result, FIMCO believes that all, or substantially all, of the Balanced Income Fund’s assets could be transferred to and held by the Total Return Fund and FIMCO does not anticipate selling any significant portion of the assets of the Balanced Income Fund in connection with the Reorganization.  However, this expectation could change under certain circumstances, including, for example, in response to significant market events.

•
The costs of the Reorganization, including the costs associated with the preparation of the Reorganization Plan and Information Statement, printing and distribution costs, and legal and accounting fees and disbursements in connection with the Reorganizations, will be borne by the Balanced Income Fund because the Reorganization offers Contractowners indirectly invested in the Balanced Income Fund  the opportunity to pursue their investment goals through another asset allocation fund that is advised by FIMCO and to realize reductions in annual fund operating expenses.  The costs of the Reorganization are estimated to be approximately $59,500.

•	The Balanced Income Fund, which commenced operations in 2015, is small (approximately $6.78 million as of June 30, 2018) and has seen very slow growth. In FIMCO’s estimation, the

Balanced Income Fund has limited prospects for attracting significant new assets.  Therefore, FIMCO believes that the only likely alternative to the Reorganization is the liquidation of the Balanced Income Fund.

Comparative Fee and Expense Tables
The following table shows the fees and expenses of shares of the Balanced Income Fund and the Total Return Fund and the pro forma fees and expenses of shares of the Total Return Fund after giving effect to the Reorganization.  Investments in the Funds can only be made through a Contract offered by a participating insurance company.  The table below does not reflect the fees and expenses that are or may be imposed by a Contract for which the Fund is an investment option.  For information regarding those fees and expenses, please refer to the applicable Contract prospectus.  If those fees and expenses were included, the overall fees and expenses shown in the table would be higher.
Expenses for the Balanced Income Fund and the Total Return Fund are based on their respective operating expenses for the period ended June 30, 2018 and are annualized.  The pro forma fees and expenses for shares of the Total Return Fund assume that the Reorganization had been in effect for the period ended June 30, 2018.
Fees and Expenses	Balanced Income Fund Shares	Total Return Fund Shares	Total Return Fund Shares (pro forma)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	N/A	N/A	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	1.05%	0.15%	0.15%
Total Annual Fund Operating Expenses(1)	1.80%	0.90%	0.90%

(1) FIMCO voluntarily waives advisory fees payable by the Balanced Income Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Balanced Income Fund shares by 0.15% (annualized), resulting in total annual fund operating expenses of 1.65% for the Balanced Income Fund shares.
Example of Fund Expenses
This example is intended to help you compare costs between the Balanced Income Fund and the Total Return Fund and the pro forma costs for the Total Return Fund after giving effect to the Reorganization.  The Example assumes that you invest $10,000 in the Balanced Income Fund and the Total Return Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same.  (The Example does not include the effects of the voluntary fee waiver currently in effect for the Balanced Income Fund.)  The table below does not include the fees or expenses that are or may be imposed by a Contract for which a Fund is an investment option.  If they were included, the expenses shown in the table below would be higher.  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares of a Fund, your costs would be:
	Year 1	Year 3	Year 5	Year 10
Balanced Income Fund
Balanced Income Fund shares	$183	$566	$975	$2,116
Total Return Fund
Total Return Fund shares	$92	$287	$498	$1,108
Pro forma Total Return Fund (After Reorganization)
Total Return Fund shares	$92	$287	$498	$1,108

Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.  During the most recent fiscal year, the Balanced Income Fund’s portfolio turnover rate was 79% of the average value of its portfolio.  During the most recent fiscal year, the Total Return Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers
The Balanced Income Fund seeks income as its primary investment objective and has a secondary objective of capital appreciation, whereas the Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.  Although each Fund allocates its assets among bonds, stocks and money market instruments, the Funds have different investment strategies.  The primary differences between the Funds’ investment strategies are that, while the percentage of assets allocated to each asset class of each Fund is flexible rather than fixed, the Balanced Income Fund normally invests approximately 50 to 70% of its net assets in bonds, money market instrument and cash, and investments that provide exposure to such assets, including ETFs, and approximately 30-50% of its net assets in stocks and investments that provide exposure to such assets, including ETFs, whereas the Total Return Fund normally invests at least 50% of its net assets in stocks and at least 30% in bonds, cash and money market instruments.  The difference in allocations between bonds and stocks results in different risk profiles for the Funds, with the Total Return Fund having relatively greater exposure to the risks of investments in stocks than the Balanced Income Fund, and the Balanced Income Fund having relatively greater exposure to the risks of investments in bonds.  In addition, when selecting stocks, the Balanced Income Fund emphasizes the potential for current income over capital appreciation, while the Total Return Fund does not have a stated emphasis on either current income or capital appreciation.  While the portion of each Fund's bond investments are primarily in investment grade bonds, the Balanced Income Fund invests primarily in investment grade corporate bonds, while the Total Return Fund typically diversifies its bond holdings among different types of bonds and other debt securities, including corporate bonds, U.S. Government securities, U.S. Government-sponsored enterprise securities, and mortgage-backed and other asset-backed securities.  Both Funds may invest in high yield securities.  Finally, the Balanced Income Fund’s principal investment strategy broadly includes investments in ETFs while the Total Return Fund’s principal investment strategy may use ETFs to gain exposure to high yield securities.  The Total Return Fund will continue to pursue its current investment objective and investment strategy after the Reorganization.
FIMCO and Muzinich have reviewed the Funds’ current portfolio holdings and determined that the Balanced Income Fund’s holdings generally are compatible with the Total Return Fund’s investment objective and policies.  As a result, FIMCO believes that all, or substantially all, of the Balanced Income Fund’s assets could be transferred to and held by the Total Return Fund and FIMCO does not anticipate selling any significant portion of the assets of the Balanced Income Fund in connection with the Reorganization.  However, this expectation could change under certain circumstances, including, for example, in response to significant market events.
Additional information regarding the investment objective and principal investment strategies of each Fund is set forth below:
Balanced Income Fund	Total Return Fund
Investment Objective
The Fund seeks income as its primary objective and has a secondary objective of capital appreciation.	The Fund seeks high, long-term total investment return consistent with moderate investment risk.
The Fund’s investment objective is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval. The Board may take such action upon the
Same.

Balanced Income Fund	Total Return Fund
recommendation of the Funds’ investment adviser when the adviser believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.
Principal Investment Strategies
The Fund allocates its assets among bonds, stocks and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, under normal market conditions, the Fund will invest approximately 50-70% of its net assets in bonds, money market instruments and cash and investments that provide exposure to such assets, including ETFs, and approximately 30-50% of its net assets in stocks and investments that provide exposure to such assets, including ETFs.

The Fund allocates its assets among stocks, bonds and money market instruments.  While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and at least 30% in bonds, cash and money market instruments.  The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.

In connection with the determination of the Fund’s allocation ranges, the Adviser considers various factors, including existing and projected market conditions for equity and fixed income securities.  Once the asset allocation for bonds, stocks and money market instruments has been set, the Adviser uses fundamental research and analysis to determine which particular investments to purchase or sell.  The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Adviser. Reallocations are expected to occur infrequently and only when the Fund’s investments in bonds, stocks and money market instruments fall outside of the above ranges.
Same.
The Fund’s investments in bonds will be comprised primarily of investment-grade corporate bonds.  The Fund defines investment-grade corporate bonds as those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (“Moody’s”) or S&P Global Ratings (“S&P”) or that are unrated but determined by the Adviser to be of equivalent quality.  The Adviser will also invest in other types of bonds and other debt securities, including U.S. Government securities, U.S. Government-sponsored enterprise securities, which may not be backed by the full faith and credit of the U.S. Government, and mortgage-backed securities.  The Adviser selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics.

The Adviser selects individual investments in bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics.  The Adviser will typically diversify its bond holdings among different types of bonds and other debt securities, including corporate bonds, U.S. Government securities, U.S. Government-sponsored enterprise securities, which may not be backed by the full faith and credit of the U.S. Government, and mortgage-backed and other asset-backed securities.

Balanced Income Fund	Total Return Fund
To a lesser extent the Fund also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  The Adviser has retained Muzinich as a subadviser to manage this portion of the Fund.  High yield bonds include both bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by Muzinich to be of equivalent quality.  The Fund may also be exposed to high yield securities through the Adviser’s investments in ETFs.

Same.
High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).  High yield securities may be backed by receivables or other assets.  Muzinich attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.  Although Muzinich will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis.  Muzinich may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  It may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.
Same.
The Fund may invest in bonds of any maturity or duration.
The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.	Same.
The Fund’s investment in stocks are normally diversified among common stocks of large-, mid-, and small-size companies that offer the potential for current income or capital appreciation with an emphasis on companies that offer the potential for current income. In selecting stocks, the Adviser considers, among other things, an issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.

The Adviser selects investments in common stocks based on their potential for capital growth, current income or both.  The Adviser considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.  The Adviser will normally diversify the Fund’s stock holdings among stocks of large-, mid- and small-size companies.

The Adviser may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.	Same.

Balanced Income Fund	Total Return Fund
Information about the Fund’s holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information.
Same.
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Same.
Temporary Defensive Strategy
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.
Same.
Investment Adviser
Foresters Investment Management Company, Inc.	Same.
Investment Subadviser
Muzinich & Co, Inc.	Same.
Portfolio Managers

The Fund assets managed by FIMCO are managed primarily by Rajeev Sharma, Director of Fixed Income, and Sean Reidy, interim Co-Director of Equities.  Mr. Sharma has served as portfolio manager of the Fund since 2017 and Mr. Reidy has served as portfolio manager of the Fund since March 2018.

Messrs. Sharma and Reidy jointly decide what portion of the Fund’s assets should be allocated to stocks, bonds and cash.  Mr. Reidy is primarily responsible for managing each Fund’s investments in stocks and Mr. Sharma is primarily responsible for managing each Fund’s investments in bonds and cash.

Mr. Sharma joined FIMCO in 2009 and prior to joining FIMCO, Mr. Sharma was a Vice-President and Senior Corporate Credit Analyst at Lazard Asset Management, LLC (2005-2009) and Associate Director, Corporate
Same.

Balanced Income Fund	Total Return Fund
Ratings at Standard & Poor’s Ratings Services (2002-2005).

Prior to joining FIMCO in 2010, Mr. Reidy was a proprietary trader at First New York Securities (2008-2010) and served as Co-Portfolio Manager and Research Director at Olstein Capital Management (1996-2007).

The portion of the Fund managed by Muzinich is managed primarily by Clinton Comeaux and Bryan Petermann, Portfolio Managers of the Fund since 2018. Mr. Petermann joined Muzinich in 2010 and prior thereto served as Managing Director, Head of High Yield, at Pinebridge Investments (f/k/a AIG Investments), for the last 5 years of his tenure (2000-2010).  Mr. Comeaux has been a portfolio manager at Muzinich since 2009.

Comparison of Principal Risks
The principal risks of investing in the Balanced Income Fund and Total Return Fund are discussed below.  The Funds are subject to most of the same principal risks, but the Total Return Fund has relatively greater exposure to the risks of investments in stocks than the Balanced Income Fund, and the Balanced Income Fund has relatively greater exposure to the risks of investments in bonds.  The Balanced Income Fund also is subject to dividend risk as a principal risk, which the Total Return Fund is not.  You can lose money by investing in the Funds. Any investment carries with it some level of risk. There is no guarantee that a Fund will meet its investment objective.  An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Here are the principal risks of investing in the Funds:
Allocation Risk
The allocation of the Fund’s investments may have a significant effect on its performance.  The Fund may allocate assets to investment classes that underperform other classes.  For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

Credit Risk
This is the risk that an issuer of bonds and other debt securities will be unable or unwilling to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed securities and other asset-backed securities, the credit quality of the underlying loans.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal.  Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities.  The lowest rated category of investment grade debt securities may have speculative characteristics.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payments of principal and interest.

Credit risk also applies to securities issued or guaranteed by the U.S. Government and by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  The securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality or corporation.  For example, securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation

(“Freddie Mac”) are not backed by the full faith and credit of the U.S. Government. A security backed by the U.S. Government or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

Although the U.S. Treasury has supported Fannie Mae and Freddie Mac in the past, there is no guarantee it would do so again. Congress may alter the activities or operations of Fannie Mae and Freddie Mac which could negatively impact the credit risk associated with Fannie Mae and Freddie Mac securities.

Derivatives Risk
Investments in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  There may be an imperfect correlation between the price of a derivative and the market value of the assets hedged.  The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position.  These investments can increase the volatility of the Fund’s share price, magnify potential losses and expose the Fund to significant additional costs.  In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of a secondary trading market.

Dividend Risk (Balanced Income Fund only)
At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Fund’s ability to pay dividends and the value of its shares.  Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.  The inability of an issuer to pay dividends may adversely impact the Fund’s ability to achieve its investment objective.

Exchange-Traded Funds Risk
The risks of investing in securities of an ETF typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their net asset value (“NAV”).  In addition, ETFs are investment companies, and the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

High Yield Securities Risk
High yield bonds and other types of high yield securities have greater credit risk than higher quality securities because the companies that issue them may not be as financially strong as companies with investment grade ratings.  High yield securities, commonly referred to as junk bonds, are considered to be inherently speculative due to the risk associated with the issuer’s continuing ability to make principal and interest payments.  Lower quality securities generally tend to be more sensitive to these changes than higher quality securities.  During times of economic stress, issuers of high yield securities may be unable to access the credit markets to refinance their bonds or meet other credit obligations.  Investments in high yield securities may be volatile.

Interest Rate Risk	The market values of bonds and other debt securities are affected by changes in interest rates. In general, when interest rates rise, the market value of a debt security declines,

and when interest rates decline, the market value of a debt security increases. Interest rates across the U.S. economy have recently increased and may continue to increase, perhaps significantly and/or rapidly, thereby heightening the Fund’s exposure to the risks associated with rising interest rates. Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates. Duration is a measure of a debt security’s sensitivity to changes in interest rates. For every 1% change in interest rates, a debt security’s price generally changes approximately 1% in the opposite direction for every year of duration. For example, if a portfolio of debt securities has an average weighted duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 3% if interest rates fall by 1%. The yields received by the Fund on its investments will generally decline as interest rates decline.
Market Risk
Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them.  In general, bonds decline in value when interest rates rise.  While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.

There is also the possibility that the value of the Fund’s investments in high yield securities will decline due to drops in the overall high yield bond market.  Changes in the economic climate, investor perceptions and stock market volatility can cause the prices of the Fund’s fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Fund.

The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements.  Further, many broker-dealers have reduced their inventory of certain debt securities.  This could negatively affect the Fund’s ability to buy or sell debt securities, and increase their volatility and trading costs.

Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.  The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.

Mid-Size and Small-Size Company Risk
The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings.  Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them.  At times, it may be difficult for the Fund to sell mid-to- small-size company stocks at reasonable prices.

Prepayment and Extension Risk
The Fund is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities.  When interest rates decline, borrowers tend to refinance their loans and the loans that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Extension risk is the flip side of prepayment risk.  When interest rates rise, borrowers tend to repay their loans less quickly which will generally increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.  The impact of prepayments and extensions on the price of mortgage-backed and other asset-backed securities may be difficult to predict and may increase their price volatility.

Security Selection Risk
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Comparison of Investment Policies
The fundamental investment policies for the Funds are virtually identical.  In addition, the Total Return Fund has adopted one non-fundamental investment policy that the Balanced Income Fund has not.  Each Fund’s investment policies are designed to set limits on or prohibit the Fund from engaging in specified investment strategies.  Fundamental investment policies may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (“1940 Act”).  As defined by the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Non-fundamental policies may be changed by the Board of Trustees of the Trust without shareholder approval.  Except with respect to borrowing, or as otherwise expressly provided, changes in values of a Fund’s assets will not cause a violation of the Fund’s investment policies.
Investment Policy	Balanced Income Fund	Total Return Fund
Fundamental Investment Policies
Borrowing	The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	Same.
Senior Securities	The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	Same.
Loans	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	Same.

Diversification
The Fund may not, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issue.
Same.
Industry Concentration	The Fund will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry (excluding investment companies).	Same, except that the Fund’s policy states that (i) the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, and (ii) the Fund does not explicitly exclude investment companies from the prohibition to invest more than 25% of the Fund’s total assets in the securities of companies whose principal business activities are in the same industry.
Real Estate
The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.
Same.
Commodities
The Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of
Same.

securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.
Underwriting
The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.
Same.
Non-Fundamental Investment Policies
Derivatives	None.
The Fund will not invest more than 20% of its net assets in derivatives in the aggregate. For purposes of calculating this 20% limitation, the Fund will use the market value of a derivative instrument.

With respect to the fundamental policy relating to borrowing money set forth above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets, at the time of borrowing, from banks and other institutions for any purpose (a fund’s total assets include the amounts being borrowed).  To limit the risks attendant to borrowing, the 1940 Act requires a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings, not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the fund’s total assets.  Asset coverage means the ratio that the value of the fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

With respect to the fundamental policy relating to issuing senior securities set forth above, “senior securities” are defined as fund obligations that have a priority over a fund’s shares with respect to the payment of dividends or the distribution of fund assets.  The 1940 Act prohibits a fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the fund is permitted to borrow from a bank so long as, immediately after such borrowings, there is an asset coverage of at least 300% for all borrowings of the fund (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the fund’s total assets).  In the event that such asset coverage falls below this percentage, the fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%.  The policy on senior securities above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

With respect to the fundamental policy relating to making loans set forth above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently limit fund loans of securities by prohibiting funds from lending securities with an aggregate value of more than one-third of a Fund’s total assets.

Comparative Performance Information
The following bar charts and tables provide some indication of the risks of investing in the Balanced Income Fund and the Total Return Fund.

The bar chart below shows changes in the Balanced Income Fund’s performance from year to year.  The table shows how the Balanced Income Fund’s average annual returns for the 1-year and Life of Fund periods compare to those of a broad measure of market performance. Prior to May 1, 2018, Muzinich did not serve as a subadviser to the Balanced Income Fund. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

The bar chart and table do not reflect fees and expenses that may be deducted by the Contract through which you invest.  If they were included, the returns would be less than those shown.

Balanced Income Fund – Total Annual Returns For Calendar Year Ended December 31

Highest Quarterly Return (% and quarter end date)	Lowest Quarterly Return (% and quarter end date)
3.59% (December 31, 2017)	(0.38)% (December 31, 2016)
The calendar year-to-date total return as of June 30, 2018 was (3.53)%.

Balanced Income Fund – Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	Life of Fund
Balanced Income Fund (Inception Date: 11/2/15)	9.57%	6.63%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	14.74%
BofA Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for fees, expenses or taxes)	3.63%	2.58%

The bar chart below shows changes in the Total Return Fund’s performance from year to year.  The table shows how the Total Return Fund’s average annual returns for the 1-year, 5-year and Life of Fund periods compare to those of a broad measure of market performance.  The Total Return Fund’s past performance is not necessarily an indication of how the Total Return Fund will perform in the future.  Prior to May 1, 2018, Muzinich did not serve as a subadviser to the Total Return Fund.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

The bar chart and table do not reflect fees and expenses that may be deducted by the Contract through which you invest.  If they were included, the returns would be less than those shown.

Total Return Fund – Total Annual Returns For Calendar Year Ended December 31

Highest Quarterly Return (% and quarter end date)	Lowest Quarterly Return (% and quarter end date)
6.04% (March 31, 2013)	(5.43)% (September 30, 2015)
The calendar year-to-date total return as of June 30, 2018 was (2.56)%.

Total Return Fund – Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	Life of Fund
Total Return Fund (Inception Date: 12/17/12)	11.75%	7.77%	7.55%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	15.60%
BofA Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for fees, expenses or taxes)	3.63%	2.13%	2.16%

Capitalization
The following table shows the capitalization of the Balanced Income Fund and the Total Return Fund as of August 31, 2018 and of the Total Return Fund on a pro forma combined basis as of that date, after giving effect to the Reorganization.  The table is for informational purposes only.  The capitalization of the Funds is likely to be different on the Closing Date due to purchase and redemption activity in the Funds.
	Net Assets	Net Asset Value Per Share	Shares Outstanding
Balanced Income Fund	$6,425,965	$10.66	602,946
Total Return Fund	$49,882,745	$13.69	3,644,902
Adjustments (a)	($59,500)	--	(137,752)
Pro forma Total Return Fund (After Reorganization)	$56,249,210	$13.69	4,110,096

(a) Adjustments to reflect the exchange of shares outstanding from the Balanced Income Fund to the Total Return Fund and the costs of the Reorganization to be allocated to the Balanced Income Fund.
ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS
Plan of Reorganization and Termination

The terms and conditions under which the Reorganizations will be consummated are set forth in the Reorganization Plan.  The following summary thereof is qualified in its entirety by reference to the Reorganization Plan, the form of which  is attached to this Information Statement as Appendix A.
The Reorganization Plan provides, with respect to each Reorganization, that the Target Fund will transfer all of its assets to the Acquiring Fund as of the close of business on the Closing Date.  In exchange for that transfer of assets, the Acquiring Fund will simultaneously (1) issue the number of full and fractional shares of the Acquiring Fund equal in aggregate value to the Target Fund’s aggregate NAV (i.e., the value of the transferred assets less the amount of the Target Fund’s liabilities) as of the close of business on the Closing Date and (2) assume all of the liabilities of the Target Fund.  Immediately thereafter, the Target Fund will distribute the shares of the Acquiring Fund it receives to the Target Fund’s shareholders of record as of the close of business on the Closing Date, by the Trust’s transfer agent opening accounts on the Acquiring Fund’s shareholder records in the names of those shareholders (other than shareholders in whose names accounts thereon already exist) and transferring to each such shareholder’s account the respective pro rata number of full and fractional shares of the Acquiring Fund due that shareholder.  Simultaneously, all issued and outstanding shares of the Target Fund will be canceled on the Target Fund’s shareholder records, in complete liquidation (for federal tax purposes) of the Target Fund.
As a result, immediately after each Reorganization, each shareholder of the Target Fund (for the benefit of the Separate Accounts, as applicable, and thus Contractowners) will own shares of the Acquiring Fund having an aggregate value equal to the aggregate value of its Target Fund shares held immediately prior to the Reorganization.
No sales charges will be imposed in connection with the receipt of Acquiring Fund shares by shareholders of a Target Fund pursuant to the Reorganizations.  The newly issued Acquiring Fund shares will be held in book entry form only; paper certificates therefor will not be issued.  After each Target Fund’s distribution of Acquiring Fund shares to its shareholders, the Trust will take all necessary steps to effect a complete dissolution of the Target Fund (which will be treated as a complete liquidation thereof for federal tax purposes, within the meaning of applicable regulations).
Until the Closing Date, investments in each Target Fund may continue to be made through only the purchase of a Contract.  Each Target Fund will continue to offer its shares, without a sales charge, only for purchase by insurance companies for allocation to their Separate Accounts until the Closing Date.  Shares of a Target Fund are purchased by a Separate Account at the Target Fund’s NAV per share next computed after the Target Fund receives the order from a participating insurance company upon receipt of the premium payment.  Until the Closing Date, insurance companies may continue to redeem shares of the Target Funds to make benefits and surrender payments under the terms of the Contracts .  Purchase or redemption requests received by the transfer agent after the Closing Date will be treated as requests received for the purchase or redemption of shares of the Acquiring Fund received by the shareholder in connection with the Reorganization.  Insurance companies will be free to redeem shares of the Acquiring Fund that they receive in the Reorganization at their then-current NAV.
The Reorganization Plan may be terminated or delayed , and either Reorganization may be abandoned or postponed, by the Board at any time before the Closing Date, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Fund.  The completion of each Reorganization is subject to a number of conditions, including the receipt of a legal opinion from counsel to the Trust with respect to certain tax matters (see “Federal Income Tax Consequences of the Reorganizations” below).  In addition, the Reorganization Plan requires that each Target Fund will have distributed to its shareholders by the Closing Date substantially all of its previously undistributed taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for all federal income tax periods through the Closing Date so that the Target Fund will have no federal income tax liability at the time of its Reorganization.  Assuming satisfaction of the conditions in the Reorganization Plan, the Closing Date of the Reorganizations is expected to be on or about December 14, 2018, or another date determined by the Trust.
In the case of each Reorganization, all fees payable to governmental authorities for the registration or qualification of the Acquiring Fund shares distributable under the Reorganization Plan and all transfer agency costs related thereto will be paid by Acquiring Fund, while the Target Fund will bear all brokerage or similar expenses, if any, incurred by it or for its benefit in connection with the Reorganization.  The costs of the Reorganizations, including the costs associated with the preparation of the Reorganization Plan and Information Statement, printing and distribution costs, and legal and accounting fees and disbursements in connection with the Reorganizations, will be borne by the Target Funds.  Each Target Fund will bear (1) its own costs of printing copies of the Information Statement and any related documents to be mailed to its shareholders and associated solicitation, mailing and other costs, and (2) one-half of all other Reorganization expenses, including legal and accounting fees and disbursements in connection with the Reorganizations, and any other expenses common to the Target Funds.
Description of Acquiring Fund Shares
Shares of an Acquiring Fund issued to the shareholders of the corresponding Target Fund pursuant to the Reorganization Plan will be duly authorized, validly issued, fully paid and non-assessable when issued.  Shares of an Acquiring Fund will have no preemptive or conversion rights.  Shares will be sold and redeemed based upon their NAV next determined after receipt of the purchase or redemption request from the participating insurance company upon receipt of the premium payment, as described in Appendix B to this Information Statement.
Board Considerations
FIMCO proposed reorganizing (1) the Government Fund into the Limited Duration Bond Fund and (2) the Balanced Income Fund into the Total Return Fund because doing so would allow FIMCO to simplify and rationalize its fund offerings so that it could concentrate its management resources on fewer funds, which could benefit the combined Funds and lead to greater operational efficiencies.  The Board met on April 18-19, 2018 to consider the Reorganizations. Based upon the recommendation of FIMCO, the Board’s evaluation of the relevant information prepared by FIMCO and presented to the Board in advance of the meeting, as well as information available in public filings with the SEC, and in light of its fiduciary duties, the Board, including all of the trustees who are not “interested persons” of the Trust under the 1940 Act, unanimously determined that the Reorganizations are in the best interests of each Target Fund and that the interests of Contractowners indirectly invested in each Target Fund would not be diluted as a result of the Reorganizations.

In approving the Reorganizations, the Board considered that FIMCO had considered alternatives to the Reorganizations.  The Board considered the terms of the Reorganization Plan and determined that the Reorganizations would provide Contractowners indirectly invested in the Target Funds with the options of (1) continuing to pursue their investment goals through other broadly similar funds managed by the same investment adviser or (2) for any Contractowners indirectly invested in the Target Funds who did not wish to participate in a Reorganization, transferring the value of their Contracts currently allocated to Target Fund investment divisions to other funds underlying the investment divisions available under their Contracts or allocating premium payments or contributions to other funds underlying the investment divisions available under their Contracts.

In approving the Reorganizations, the Board considered various factors it deemed relevant, including the following factors, among others, none of which by itself was considered dispositive.  The determinations were made on the basis of the business judgment of the Board after consideration of all of the factors taken as a whole, though individual members of the Board may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The Terms and Conditions of the Reorganization Plan.  The Board considered the terms of the Reorganization Plan, and, in particular, that the transfer of the assets of each Target Fund would be in exchange for shares of the corresponding Acquiring Fund and the Acquiring Fund’s assumption of all liabilities of the corresponding Target Fund.  The Board also considered the fact that no sales loads, commissions or other transactional fees would be imposed on shareholders in connection with the Reorganizations.  In addition, the Board considered that pursuant to the Reorganization Plan, each Target Fund shareholder would receive the aggregate value of shares of the corresponding Acquiring Fund that the shareholder holds of the Target Fund immediately prior to the Reorganizations. As a result, the Board considered that the interests of each Contractowner indirectly invested in the Target Funds would not be diluted as a result of the Reorganizations.

Investment Objectives, Policies and Limitations; Continuity of Portfolio Management. The Board considered that the Government Fund and the Limited Duration Bond Fund are both fixed income funds that pursue similar investment objectives but employ different investment strategies. The Board considered that the Government Fund invests principally in U.S. Government Securities and, to a lesser extent, may invest in municipal securities and non-government investment grade debt securities, while the Limited Duration Bond Fund invests in a variety of investment grade debt securities, including corporate bonds, U.S. Government Securities, securities issued by U.S. government-sponsored enterprises, and mortgage-backed and other asset-backed securities.  The Board also considered that the Limited Duration Bond Fund also invests in high-yield debt securities, may invest in ETFs that invest in high yield debt securities, and, from time to time, may hold significant investments in a specific market sector, including the financials sector. The Board considered that because of the Limited Duration Bond Fund’s investments, the Limited Duration Bond Fund has greater exposure to credit risk than the Government Fund.  The Board also considered other material differences in the risk profiles of the Government Fund and the Limited Duration Bond Fund.  The Board considered that the fundamental investment restrictions of the Government Fund and the Limited Duration Bond Fund are virtually identical.

The Board also considered that, after the Reorganizations, the Limited Duration Bond Fund would continue to pursue its current investment objective and investment strategy.  The Board considered that FIMCO acts as adviser to each Fund and Muzinich acts as subadviser to the portion of the assets of the Limited Duration Bond Fund invested in high-yield debt securities, and that both FIMCO and Muzinich would continue to act as adviser and subadviser, respectively, to the Limited Duration Bond Fund after the Reorganizations.  The Board further considered that the current portfolio managers at FIMCO that manage the assets of each Fund would continue in their respective roles at the Limited Duration Bond Fund after the Reorganizations and that the same portfolio managers at Muzinich who manage the portion of the Limited Duration Bond Fund allocated to Muzinich will continue to manage that portion of the Limited Duration Bond Fund after the Reorganization.
The Board considered that the Balanced Income Fund and the Total Return Fund both allocate their assets among bonds, stocks and money market instruments, but that they have different investment objectives and different allocations among these asset classes.  The Balanced Income Fund seeks income as its primary objective and has a secondary objective of capital appreciation, whereas the Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.  The Board considered that the difference in allocations between bonds and stocks resulted in different risk profiles for the Funds, with the Total Return Fund having relatively greater exposure to the risks of investments in stocks than the Balanced Income Fund, and the Balanced Income Fund having relatively greater exposure to the risks of investments in bonds.  In addition, the Board considered that the Balanced Income Fund also is subject to dividend risk as a principal risk, which the Total Return Fund is not. The Board also considered that in selecting stocks, the Balanced Income Fund emphasizes the potential for current income over capital appreciation, while the Total Return Fund does not have a stated emphasis on either current income or capital appreciation.  The Board considered that while the portion of each Fund's bond investments are primarily in investment grade bonds, the Balanced Income Fund invests primarily in investment grade corporate bonds, while the Total Return Fund typically diversifies its bond holdings among different types of bonds and other debt securities, including corporate bonds, U.S. Government securities, U.S. Government-sponsored enterprise securities, and mortgage-backed and other asset-backed securities.  The Board also considered that both Funds may invest in high yield securities.  The Board considered that the Balanced Income Fund’s principal investment strategy broadly includes investments in ETFs while the Total Return Fund’s principal investment strategy may use ETFs to gain exposure to high yield securities.  The Board considered that the Funds’ fundamental investment restrictions are virtually identical.
The Board also considered that, after the Reorganizations, the Total Return Fund would continue to pursue its current investment objective and investment strategy.  The Board considered that FIMCO acts as adviser to each Fund and Muzinich acts as subadviser to the portion of the assets of each Fund invested in high-yield bonds, and that both FIMCO and Muzinich would continue to act as adviser and subadviser, respectively, to the Total Return Fund after the Reorganization.  The Board further considered that the current portfolio managers at FIMCO and Muzinich that manage the assets of each Fund would continue in their respective roles at the Total Return Fund after the Reorganization.
Comparison of Fund Performance.  The Board considered that the Limited Duration Bond Fund had been launched in July 2014 and that the Government Fund outperformed the Limited Duration Bond Fund for the one-year and three-year periods ended December 31, 2017.

The Board also considered that the Total Return Fund had been launched in November 2015 and that the Total Return Fund had outperformed the Balanced Income Fund for the one-year period ended December 31, 2017.

Net Assets and Portfolio Composition.  The Board considered that combining the Government Fund and the Limited Duration Bond Fund would result in a larger fund since, as of March 31, 2018, the net assets of the Government Fund were $28,129,951, while the net assets of the Limited Duration Bond Fund were $6,935,020.  The Board also considered FIMCO’s representation that the Government Fund’s current portfolio investments generally are compatible with the Limited Duration Bond Fund’s investment objectives and strategies and that FIMCO estimated that the Limited Duration Bond Fund would hold about one-third of the Government Fund’s portfolio investments after the Reorganization.

The Board also considered that combining the Balanced Income Fund and the Total Return Fund would result in a larger fund since, as of March 31, 2018, the net assets of the Balanced Income Fund were $6,697,619, while the net assets of the Total Return Fund were $47,042,153. The Board also considered FIMCO’s representation that FIMCO believed that all, or substantially all, of the Balanced Income Fund’s assets could be transferred to and held by the Total Return Fund and FIMCO did not anticipate selling assets of the Balanced Income Fund in connection with the Reorganization.

Relative Expense Ratios. The Board considered information regarding comparative expense ratios.  The Board considered that the contractual advisory fee rates for each Fund are the same at the same asset levels.  The Board considered that FIMCO voluntarily waives advisory fees payable by the Government Fund, Limited Duration Bond Fund and Balanced Income Fund, but these fee waivers can be terminated by FIMCO at any time in its discretion.  The Board considered that after taking into account these voluntary fee waivers, the effective advisory fee rate for the Government Fund is the same as that of the Limited Duration Bond Fund, but that the effective advisory fee rate for the Balanced Income Fund is lower than that of the Total Return Fund.

The Board considered that the total annual fund operating expense ratio of the Government Fund is lower than the total annual fund operating expense ratio of the Limited Duration Bond Fund; however, the pro forma total annual fund operating expense ratio of the Limited Duration Bond Fund after its Reorganization is expected to be the same as the total annual fund operating expense ratio of the Government Fund. The Board also considered that the total annual fund operating expense ratio of the Balanced Income Fund is higher than the total annual fund operating expense ratio of the Total Return Fund and that Contractowners indirectly invested in the Balanced Income Fund would realize an immediate reduction in annual fund operating expenses after the Reorganization.

Economies of Scale.  The Board considered that after giving effect to the Reorganizations, the pro forma total annual fund operating expense ratios are expected to be the same as or lower for each Target Fund. The Board considered that the Reorganizations of each Target Fund into the corresponding Acquiring Fund may provide Target Fund shareholders the opportunity to benefit from the increased assets resulting from combining the Funds, which may contribute to further lowering annual fund operating expenses of the Acquiring Funds over time.

Benefits to FIMCO. The Board considered that FIMCO and its affiliates could benefit from a streamlined fund line-up as the Reorganizations would reduce the number of fixed income and allocation funds in the First Investors Family of Funds.  The Board also considered that reducing the number of fixed income and allocation funds may allow FIMCO to concentrate its management resources on the Acquiring Funds.  In addition, the Board considered that the Reorganizations would eliminate the costs of running the Target Funds, including the voluntary fee waivers provided by FIMCO to the Target Funds.

Tax Consequences.  The Board considered that the Reorganizations are expected to be free from adverse federal income tax consequences for each Target Fund and Contractowners indirectly invested in the Target Funds.

Expenses Relating to the Reorganization. The Board considered that the costs of the Reorganizations, including the costs associated with the preparation of the Reorganization Plan and Information Statement, printing and distribution costs, and legal and accounting fees and disbursements in connection with the Reorganizations, will be borne by the Target Funds.

Other Alternatives.  The Board considered FIMCO’s representation that the only likely alternative to the Reorganizations that FIMCO would recommend would be liquidation of the Target Funds.  After considering the potential consequences of liquidations, the Board agreed with FIMCO’s assessment that the possible alternatives, including liquidation of the Target Funds, were less desirable than the Reorganizations.
Federal Income Tax Consequences of the Reorganizations
Each Target Fund has qualified for treatment as a “regulated investment company” under Part I of Subchapter M (“Subchapter M”) of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Code”) (“RIC”), for each taxable year since its inception. Accordingly, the Trust believes each Target Fund has been, and expects each Target Fund to continue through the Closing Date to be, relieved of any federal income tax liability on its taxable income and net realized gains it distributes to its shareholders to the extent provided for in Subchapter M. Each Acquiring Fund also has qualified for treatment as a RIC for each taxable year since its inception.  (For convenience, the balance of this section, except where expressly indicated otherwise, refers only to a single Reorganization, one Target Fund, and one Acquiring Fund, but the description therein applies separately to each Reorganization and the Funds participating therein and their shareholders.)
The Reorganization is intended to qualify for federal tax purposes as a tax-free reorganization under section 368(a)(1)(D) of the Code.  As a condition to the closing of the Reorganization, the Trust will receive an opinion of its counsel substantially to the effect that ‑‑ based on the facts and assumptions stated therein and conditioned on the representations set forth in the Reorganization Plan (that is, the conditions precedent set forth in the Reorganization Plan, which pursuant to the Reorganization Plan such counsel may treat as representations and warranties the Trust made to it) being true and complete at the time of the closing of the Reorganization and the Reorganization’s being consummated in accordance with the Reorganization Plan (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that counsel has not approved) ‑‑ the Reorganizations will qualify as such a reorganization, each Fund will be “a party to a reorganization” (within the meaning of section 368(b) of the Code) and, accordingly, with respect to each Fund and its shareholders, for federal income tax purposes:
•
The Target Fund will recognize no gain or loss on the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the Acquiring Fund’s assumption of the Target Fund’s liabilities or on the subsequent distribution of those shares to the Target Fund’s shareholders in exchange for their Target Fund shares;

•	A shareholder will recognize no gain or loss on the exchange of all its Target Fund shares solely for Acquiring Fund shares pursuant to the Reorganization;
•
A shareholder’s aggregate basis in the Acquiring Fund shares it receives in the Reorganization will be the same as the aggregate basis in its Target Fund shares it actually or constructively surrenders in exchange for those Acquiring Fund shares; and its holding period for those Acquiring Fund shares will include, in each instance, its holding period for those Target Fund shares, provided the shareholder holds the latter as capital assets at the time of the closing of the Reorganization;

•	The Acquiring Fund will recognize no gain or loss on its receipt of the Target Fund’s assets in exchange solely for Acquiring Fund shares and its assumption of the Target Fund’s liabilities; and
•
The Acquiring Fund’s basis in each transferred asset will be the same as the Target Fund’s basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for each such asset will include the Target Fund’s holding period therefor (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period).

Notwithstanding the above, the opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder of the Target Fund with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.
Opinions of counsel are not binding on the Internal Revenue Service (“IRS”) or the courts.  If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the Target Fund participating therein would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund and each shareholder of that Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the Acquiring Fund shares the shareholder receives.
Shareholder Rights
The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company.  Each Fund is a separate series of the Trust.  The Trust’s Amended and Restated Trust Instrument (“Trust Instrument”) authorizes the Board to issue shares in different series and classes.  In addition, the Trust Instrument authorizes the Board to name the rights and preferences of the shareholders of each series and class.  The Trust may issue an unlimited number of authorized shares of beneficial interest.  The Trust Instrument provides that the Board may, without shareholder approval, reorganize any series of the Trust into another business entity, including another series of the Trust, so long as such business entity is an investment company registered under the 1940 Act, and the series receives adequate consideration as determined by the Board.
The Trust’s operations are governed by its Trust Instrument and By-laws adopted by the Board and applicable Delaware law.  The operations of the Trust are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.  The chart below describes some rights as either a Target Fund or Acquiring Fund shareholder.
Category	Target Fund and Acquiring Fund
Par Value	Each share has no par value.
Preemptive Rights	None.
Preference	None.
Appraisal Rights	None.
Conversion Rights	None.
Exchange Rights	None.
Shareholder Rights
Shares shall be deemed to be personal property giving shareholders only the rights provided in the Trust Instrument.  Every shareholder, by virtue of having acquired a share, shall be held expressly to have assented to and agreed to be bound by the terms of the Trust Instrument and to have become a party thereto. The death, incapacity, dissolution, termination, or bankruptcy of a shareholder during the existence of the Trust shall not operate to terminate the Trust, any series or class, nor entitle the representative of any such shareholder to an accounting or to take any action in court or elsewhere against the Trust, any series or class or the Trustees, but entitles such representative only to the rights of such shareholder under this Trust Instrument. Ownership of shares shall not entitle the shareholder to any title in or to the whole or any part of the assets of the related series or right to call for a participation or division of the same or for an accounting, nor shall the ownership of shares constitute the shareholders as partners.
Personal Liability of Shareholders
No shareholder shall be personally liable for the liabilities incurred by, contracted for or otherwise existing with respect to the Trust or any series or class thereof.  None of the Trust, series or the Trustees, nor any officer, employee, or agent of any of the foregoing shall have any power to bind any shareholder personally or to demand payment from any shareholder for anything, other than as agreed by the shareholder.  Shareholders shall have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

Annual Meetings	No annual meetings unless required by law.
Right to Call Meeting of Shareholders
Special meetings of the shareholders of any series or class shall be called by the Secretary upon the written request of shareholders owning at least ten percent (10%) of the outstanding shares of such series or class entitled to vote, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted upon and (2) the shareholders requesting such meeting shall have paid the reasonably estimated cost of preparing and mailing the notice of the meeting.

Notice of Meetings
The Secretary shall call a meeting of shareholders by giving written notice of the place, date, time and general nature of the business to be transacted at that meeting at least fifteen (15) days before the date of such meeting. Notice of any meeting of shareholders shall be (1) given either by hand delivery, telephone, overnight courier, facsimile, telex, telecopier, electronic mail or other electronic means or by mail, postage prepaid, and (2) addressed to the shareholder at the address of that shareholder appearing on the books of the Trust or its transfer agent or given by the shareholder to the Trust for the purpose of notice.

Record Date for Meetings	The Trustees may fix in advance a date not more than 120 days before the meeting.
Election of Trustees	Requires a plurality of the outstanding shares.
Adjournment of Meetings	A shareholders’ meeting may be adjourned one or more times for any reason, including the failure of a quorum to attend the meeting. A quorum is not required for adjournments.
Removal of Trustees by Shareholders	Any Trustee may be removed at any meeting of the shareholders by a vote of at least two-thirds of the outstanding shares.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS
Service Providers
Adviser
Foresters Investment Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to each Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  FIMCO is a wholly owned subsidiary of Foresters Financial Holding Company, Inc. (“FFHC”), and its address is 40 Wall Street, New York, NY 10005.  The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  As of May 1, 2018, FIMCO served as investment adviser to 51 mutual funds or series of funds with total net assets of approximately $13.0 billion as of December 31, 2017.  FFHC and its consolidated subsidiaries engage in a variety of businesses, ranging from investment management to brokerage services and insurance.  FFHC is a subsidiary of The Independent Order of Foresters (“IOF”).  IOF owns all of the voting common stock of FFHC, the parent company of FIMCO, Foresters Financial Services, Inc. and Foresters Investor Services, Inc. and therefore, IOF controls each of these FFHC-affiliated companies.  IOF is a Canadian fraternal benefit society with operations in Canada, the United States and the United Kingdom and its principal business address is 789 Don Mills Road, Toronto, Canada M3C 179.

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”), FIMCO is responsible for supervising and managing each Fund’s investments, determining each Fund’s portfolio transactions and supervising all aspects of each Fund’s operations, subject to review by the Board.  The Advisory Agreement also provides that FIMCO will provide the Funds with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of each Fund and assume certain expenses thereof, other than obligations or liabilities of the Funds.

Under the Advisory Agreement, each Fund is obligated to pay the Adviser an annual fee, paid monthly, as set forth below.  Each Fund bears all expenses of its operations other than those assumed by the Adviser under the terms of its Advisory Agreement.  Fund expenses include, but are not limited to: the advisory fee; Rule 12b-1 fees; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; registration fees and expenses; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.  The Advisory Agreement provides that FIMCO will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

FIMCO has an Investment Committee composed of the President of FIMCO, the Chief Investment Officer of FIMCO, and FIMCO’s Director of Research and Strategy.  The Investment Committee meets periodically with the portfolio managers of the First Investors Funds to review the performance of each of the Funds, the investment strategies that are being used to manage the Funds and recent additions to and deletions from the portfolios of the Funds.

On behalf of the Funds, an exemption from registration or regulation as a commodity pool operator under the Commodity Exchange Act has been claimed with the Commodity Futures Trading Commission (“CFTC”) under CFTC Regulation 4.5, and the Adviser has claimed the commodity trading adviser exemption under CFTC Regulations 4.14(a)(8) with respect to the Funds.

The Adviser’s annual fee is accrued daily by each Fund, based on the Fund’s net assets.  Under the Advisory Agreement, each Fund is obligated to pay the Adviser an annual fee, paid monthly, according to the following schedule:

All Funds:
Average Daily Net Assets	Annual Rate
Up to $250 million	0.75%
In excess of $250 million up to $500 million	0.72%
In excess of $500 million up to $750 million	0.69%
In excess of $750 million up to $1.25 billion	0.66%
In excess of $1.25 billion up to $1.75 billion	0.64%
In excess of $1.75 billion up to $2.25 billion	0.62%
Over $2.25 billion	0.60%

For the fiscal year ended December 31, 2017, FIMCO received advisory fees (net of any applicable waiver) of 0.60% of average daily net assets for the Government Fund, 0.60% of average daily net assets for the Limited Duration Bond Fund, 0.60% of average daily net assets for the Balanced Income Fund, and 0.75% of average daily net assets for the Total Return Fund.
During the fiscal year ended December 31, 2017, FIMCO waived advisory fees for the Government Fund in the amount of 0.15%, for the Limited Duration Bond Fund in the amount of 0.15%, and for the Balanced Income Fund in the amount of 0.15%.  These waivers are reflected in footnotes in the “Comparative Fee and Expense Tables” sections of this Information Statement, and may be discontinued by FIMCO at any time without notice.
Information about the portfolio managers who are primarily responsible for overseeing each Fund’s investments is discussed in “Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” above. The Statement of Additional Information for the Funds dated May 1, 2018, which is incorporated by reference into this Information Statement, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in approving the Funds’ Advisory Agreements are available in the Funds’ Semi-Annual Report to shareholders for the period ended June 30, 2018.

Subadviser
Muzinich serves as the investment subadviser of a portion of the Balanced Income Fund, Limited Duration Bond Fund and Total Return Fund pursuant to a subadvisory agreement (“Subadvisory Agreement”).  Muzinich is located at 450 Park Avenue, New York, NY 10022. Muzinich is an institutional asset manager specializing in high yield bond portfolio and other credit-oriented strategies. As of December 31, 2017, Muzinich managed approximately $36.5 billion in assets.

Under the Subadvisory Agreement, Muzinich is responsible for managing a portion of the Balanced Income Fund, Limited Duration Bond Fund and Total Return Fund’s investments, subject to the oversight of FIMCO and the Board.  FIMCO is responsible for paying Muzinich a subadvisory fee with respect to a portion of the Balanced Income Fund, Limited Duration Bond Fund and Total Return Fund as set forth below.  The Subadvisory Agreement provides that Muzinich will not be liable for any error or judgment or for any loss suffered by a Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

For each of the Balanced Income Fund, Limited Duration Bond Fund and Total Return Fund, the Adviser is responsible for paying Muzinich a fee, in accordance with a schedule that is described below, based on the amount of the Fund’s daily net assets that is managed by Muzinich.  Cash that Muzinich does not invest is generally invested by the Adviser.  The Adviser may determine, in its discretion, not to invest the cash balance it manages for any Fund depending on market and economic conditions.  For purposes of calculating the fee to be paid to Muzinich (described below), any daily cash balance that is invested by the Adviser is excluded from each of the Fund’s daily net assets.

The Adviser pays Muzinich an annual subadvisory fee on the assets delegated to it, paid monthly, according to the following schedule:

1.
The average daily net assets of the portion of the Funds delegated to Muzinich shall be aggregated with the average daily net assets (if any) of the portion delegated to Muzinich of the First Investors Balanced Income Fund, First Investors Investment Grade Fund, First Investors Limited Duration Bond Fund, and the First Investors Floating Rate Fund, each a series of the First Investors Income Funds, and the First Investors Total Return Fund, a series of the First Investors Equity Funds (in the case of each Fund, excluding the portion of its assets that is not delegated by the Adviser to Muzinich for management);

2.	A blended fee shall then be computed on the sum as if all the Fund assets delegated to Muzinich described in paragraph 1 above were combined using the following schedule:

a.	0.30% on the first $250 million;

b.	0.275% in excess of $250 million up to $500 million;

c.	0.25% in excess of $500 million up to $1 billion;

d.	0.225% in excess of $1 billion up to and including $2 billion; and

e.	0.20% on the balance over $2 billion.

3.
The fee payable under this Agreement with respect to the Fund assets delegated to Muzinich as described above shall then be computed by multiplying the blended fee by the ratio of the average daily net assets of the Fund assets delegated to Muzinich to the sum of the average daily net assets of the Fund assets delegated to Muzinich described above.

Descriptions of the factors considered by the Board of Trustees in approving the Funds’ Subadvisory Agreements are available in the Funds’ Semi-Annual Report to shareholders for the six months ended June 30, 2018.

Information about the portfolio managers who are primarily responsible for overseeing each Fund’s investments is discussed in “Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” above. The Statement of Additional Information for the Funds dated May 1, 2018, which is incorporated by reference into this Information Statement, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in a Fund.

The Funds have received an exemptive order from the SEC, which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers that are not affiliated with the Funds or FIMCO without approval of the Funds’ shareholders but subject to the approval of the Funds’ Board of Trustees and certain other conditions.  FIMCO has ultimate responsibility, subject to oversight by the Funds’ Board of Trustees, and certain other conditions, to oversee the subadvisers and recommend their hiring, termination and replacement.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

Transfer Agent and Custodian
Foresters Investor Services, Inc. (“FIS”), Raritan Plaza I, Edison, NJ 08837, an affiliate of FIMCO, acts as transfer agent for the Funds.  The Transfer Agent’s telephone number is 1(800) 423-4026.
The Bank of New York Mellon Corp. (“BNY Mellon”), One Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund.  BNY Mellon employs foreign sub-custodians and foreign securities depositories to provide custody of foreign assets.
Independent Registered Public Accounting Firm
The accounts of the Funds are audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, 1818 Market Street, Suite 2400, Philadelphia, PA 19103-2108. Contractowners indirectly invested in the Funds receive semi-annual and annual reports, including audited financial statements, and a list of securities owned.

Payments to Intermediaries
FIMCO and/or its affiliates (collectively, “FIMCO”) may make payments for marketing and promotional services by insurance companies or their affiliates or other financial intermediaries that offer the Funds as underlying investment options for their Contracts.  In addition, FIMCO and the Funds may make payments to these insurance companies and their affiliates and other financial intermediaries for administrative, shareholder and related services.  Payments that may be made by FIMCO are often referred to as “revenue sharing payments.”  The level of such payments may be based on factors that include, without limitation, differing levels or types of services, the expected level of assets or sales of shares, and other factors.  Revenue sharing payments are paid by FIMCO from its own resources.

Because revenue sharing payments are paid by FIMCO, and not the Funds, the amount of any revenue sharing payments is determined by FIMCO.

Payments may be based on current or past sales of shares of the Funds through the Contracts offering the Funds as an investment option, current or historical Fund assets, or a flat fee for specific services provided.  In some circumstances, such payments may create an incentive for an insurance company or its affiliates to recommend a particular Contract for which the Funds are an underlying investment option, rather than recommend another investment option offered under a particular contract or policy.  You may contact your insurance provider for details about revenue sharing payments it may pay or receive.
Outstanding Shares of Target Funds and Acquiring Funds

The table below shows the number of outstanding shares and outstanding dollar amounts of the Target Funds as of October 3, 2018.

Outstanding Shares
First Investors Life Series Government Fund
First Investors Life Series Balanced Income Fund
Outstanding Dollar Amounts
First Investors Life Series Government Fund	$
First Investors Life Series Balanced Income Fund	$

The table below shows the number of outstanding shares and outstanding dollar amounts of the Acquiring Funds as of October 3, 2018.

Outstanding Shares
First Investors Life Series Limited Duration Bond Fund
First Investors Life Series Total Return Fund
Outstanding Dollar Amounts
First Investors Life Series Limited Duration Bond Fund	$
First Investors Life Series Total Return Fund	$

A list of shareholders who owned of record five percent (5%) or more of the shares of a class of the Target Fund and the Acquiring Fund as of October 3, 2018 is set forth in Appendix C to this Information Statement. As of October 3, 2018, the Trustees and Officers, as a group, owned less than 1% of the shares of the Target Funds and less than 1% of the Acquiring Funds.
Additional Information
You cannot invest directly in the Funds.  Investments in each of the Funds may only be made through a purchase of a Contract.  The Funds offer their shares, without a sales charge, only for purchase by participating insurance companies for allocation to Separate Accounts.  For additional information including: (1) purchase, exchange and redemption information; (2) valuation of Fund shares; (3) account and transaction policies; and (4) information regarding dividends, other distributions and taxes, please see Appendix B.

FINANCIAL HIGHLIGHTS
For the financial highlights tables of the Funds see “Financial Highlights” in Appendix D.  The information in the financial highlights has been derived from, and should be read in conjunction with, the financial statements of the Target Funds and Acquiring Funds and the notes thereto included in those Funds’ Annual Report for the fiscal year ended December 31, 2017 and Semi-Annual Report for the six months ended June 30, 2018, which are incorporated by reference into the SAI and are available upon request.
* * * * *

APPENDIX A

PLAN OF REORGANIZATION AND TERMINATION

THIS PLAN OF REORGANIZATION AND TERMINATION (“Plan”) is adopted by FIRST INVESTORS LIFE SERIES FUNDS, a Delaware statutory trust (“Trust”), on behalf of each of its segregated portfolios of assets (“series”) listed on Schedule A to this Plan (“Schedule A”).  (Each series listed under the heading “Targets” on Schedule A is referred to herein as a “Target”; each series listed under the heading “Acquiring Funds” thereon is referred to herein as an ”Acquiring Fund”; and each Target and Acquiring Fund is sometimes referred to herein as a “Fund.”)  Notwithstanding anything to the contrary contained herein, (1) all agreements, covenants, actions, and obligations (collectively, “Obligations”) of and by each Fund contained herein shall be the Obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Trust on its behalf, and (3) in no event shall any other series of the Trust or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or the Trust of its Obligations set forth herein.
The Trust (1) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware, (2) is duly registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company, which registration is in full force and effect, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A.  Each Fund is a duly established and designated series thereof.
The Trust currently sells voting shares of beneficial interest in the Funds (“shares”) to separate accounts of Foresters Life Insurance and Annuity Company or other affiliated or unaffiliated insurance companies (“Separate Accounts”) (collectively, “Insurance Companies”) in connection with certain variable annuity certificates and contracts and variable life insurance policies (collectively, “Contracts”) issued thereby.  The Funds are underlying investment options for the Separate Accounts to fund Contracts.  Under applicable law, the assets of all the Separate Accounts (i.e., the shares in the Funds) are the property of the respective Insurance Companies, which are the owners of record of those shares, and are held for the benefit of the Contract holders.
The Trust wishes to effect two separate reorganizations, each described in section 368(a)(1)(D) (all “section” references are to the Internal Revenue Code of 1986, as amended (“Code”), unless otherwise noted), and intends this Plan to be, and adopts it as, a “plan of reorganization” (within the meaning of the regulations under the Code (“Regulations”)).  Each reorganization will consist of (1) the transfer of all of a Target’s assets to the Acquiring Fund listed on Schedule A opposite its name (“corresponding Acquiring Fund”) in exchange solely for shares in that Acquiring Fund and that Acquiring Fund’s assumption of all of that Target’s liabilities, (2) the distribution of those shares pro rata to that Target’s shareholders in exchange for their shares therein and in complete liquidation thereof (for federal tax purposes), and (3) that Target’s termination as a series of the Trust and dissolution under Delaware law (all the foregoing transactions involving each Target and its corresponding Acquiring Fund being referred to herein collectively as a “Reorganization”), all on the terms and conditions set forth herein.  The consummation of one Reorganization shall not be contingent on the consummation of the other Reorganization.  (For convenience, the balance hereof, except paragraph 5, refers only to a single Reorganization, one Target, and one Acquiring Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Funds participating therein and their shareholders.)
The Trust’s Amended and Restated Trust Instrument effective as of November 19, 2015 (“Instrument”), permits it to vary its shareholders’ investment.  The Trust does not have a fixed pool of assets ‑‑ each series thereof (including each Fund) is a managed portfolio of securities, and Foresters Investment Management Company, Inc., the Trust’s investment adviser (“Adviser”), has the authority to buy and sell securities for it.  The Trust believes, based on its review of each Fund’s investment portfolio, that Target’s portfolio holdings are generally consistent and compatible with Acquiring Fund’s investment objective, strategies, policies, risks, and restrictions (collectively, “Investment Criteria”) and that, as a result, all or substantially all of Target’s assets can be transferred to and held by Acquiring Fund.
The Trust’s board of trustees (“Board”), including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) thereof, (1) has duly adopted this Plan, approved the transactions contemplated hereby, and authorized performance hereof on each Fund’s behalf and consummation of the Reorganization by all necessary Board action and (2) has determined that participation in the Reorganization is in the best interests of each Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.
Target and Acquiring Fund each has only a single class of issued and outstanding shares (“Target Shares” and “Acquiring Fund Shares,” respectively).  The rights and obligations of the Funds’ shares are identical to each other.
1.  PLAN OF REORGANIZATION AND TERMINATION
1.1 Subject to the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Fund.  In exchange therefor, Acquiring Fund shall --
(a)  issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) Acquiring Fund Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) by the net asset value (computed as set forth in paragraph 2.2) (“NAV”) of an Acquiring Fund Share; and
(b)  assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).
Those transactions shall take place at the Closing (as defined in paragraph 3.1).
1.2 The Assets shall consist of all assets and property of every kind and nature ‑‑ including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, goodwill, and books and records ‑‑ Target owns at the Valuation Time (as defined in paragraph 2.1) and any deferred and prepaid expenses (other than unamortized organizational expenses, if any) shown as assets on Target’s books at that time.

1.3 The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Effective Time (as defined in paragraph 3.1), whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to herein.  Notwithstanding the foregoing, Target will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.
1.4 If the dividends and/or other distributions Target has paid through the Effective Time for its current taxable year do not equal or exceed the sum of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, plus (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, plus (c) the excess of (1) its interest income excludable from gross income under section 103(a) over (2) its deductions disallowed under sections 171(a)(2) and 265, for that year through that time, then at or as soon as practicable before that time, Target shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all or substantially all of that income and gain for all federal income tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Target will have no tax liability under section 852 for the current or any prior tax periods.
1.5 At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Target Shares then held of record and in constructive exchange therefor, and shall completely liquidate (which shall be treated as a complete liquidation of Target for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations).  That distribution shall be accomplished by the Trust’s transfer agent’s opening accounts on Acquiring Fund’s shareholder records in the names of the Shareholders (other than Shareholders in whose names accounts thereon already exist) and transferring those Acquiring Fund Shares to those newly opened and existing accounts.  Pursuant to that transfer, each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund Shares due that Shareholder.  The aggregate NAV of Acquiring Fund Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares that Shareholder owns at the Effective Time.  All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records.  Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.
1.6 Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.  In furtherance of the foregoing, after the Effective Time, the Trust shall prepare, or shall cause its agents to prepare, any federal, state, and local tax returns and forms required to be filed by it with respect to Target’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall cause those tax returns to be duly filed with the appropriate taxing authorities.
1.7 After the Effective Time, Target shall not conduct any business except in connection with its termination.  As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5 ‑‑ as provided there, on making that distribution Target’s liquidation shall be complete for federal tax purposes ‑‑ but in all events within six months after the Effective Time, (a) Target shall be terminated as a series of the Trust and (b) the Trust shall make all filings and take all other actions required by applicable law, and otherwise necessary and proper, to effect that termination and Target’s dissolution.
2.  VALUATION
2.1 For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) and Target’s declaration of dividends and/or other distributions, if any, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in the Trust’s then-current prospectus and statement of additional information (“Pro/SAI”) and valuation procedures established by the Board (collectively, “Valuation Procedures”), less (b) the amount of the Liabilities at the Valuation Time.
2.2 For purposes of paragraph 1.1(a), the NAV per Acquiring Fund Share shall be computed at the Valuation Time, using the Valuation Procedures.
2.3 All computations pursuant to paragraphs 2.1 and 2.2 (a) shall be made (1) by or under the direction of Adviser, in its capacity as the Trust’s administrator, or (2) in the case of securities subject to fair valuation, in accordance with the Valuation Procedures, and (b) shall be subject to confirmation by Tait, Weller & Baker LLP, the Trust’s independent registered public accounting firm (“Tait”).
3.  CLOSING AND EFFECTIVE TIME
3.1 Unless the Trust determines otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to occur simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on December [__], 2018, or a later date the Trust determines (“Effective Time”).  If, at or immediately before the Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of either Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board’s judgment, accurate appraisal of the value of either Fund’s net assets and/or the NAV per Acquiring Fund Share is impracticable, the date of the Closing (and, therefore, the Valuation Time and the Effective Time) shall be postponed until the first business day on which that Exchange is open for regular trading after the day when that trading has been fully resumed and that reporting has been restored.  The Closing shall be held at the Trust’s offices or at another place the Trust determines.
3.2 The Trust shall direct the custodian of its assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) Acquiring Fund’s books immediately after the Closing will reflect the Assets transferred by Target to Acquiring Fund plus any existing assets of Acquiring Fund prior to the Closing.
3.3 The Trust shall direct its transfer agent to deliver at or immediately after the Closing a Certificate stating that its records contain (a) the name, address, and taxpayer identification number of each Shareholder, (b) the number of full and fractional outstanding of Target Shares each Shareholder owns and which of those shares are represented by outstanding certificates and which by book-entry accounts, (c) the dividend reinvestment elections, if any, applicable to each Shareholder, and (d) the backup withholding and nonresident alien withholding certifications, notices, or records on file with Target with respect to each Shareholder, all at the Effective Time.
3.4. The Trust shall direct its transfer agent to deliver (a) at the Closing, a confirmation, or other evidence satisfactory to the Trust, that the Acquiring Fund Shares to be issued to Target pursuant to paragraph 1.1(a) have been credited to Target’s account on Acquiring Fund’s shareholder records and (b) at or as soon as reasonably practicable after the Closing, a Certificate as to (1) the opening of accounts on those records in the names of the Shareholders (other than Shareholders in whose names accounts thereon already exist) and (2) the crediting thereto of the Acquiring Fund Shares due each such Shareholder pursuant to paragraph 1.5.
4.  CONDITIONS PRECEDENT
4.1 The Trust’s obligation to implement this Plan on Acquiring Fund’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:
(a)     At the Effective Time, the Trust, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on Acquiring Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);
(b)     The Trust, with respect to Target, is not currently engaged in, and its adoption and performance hereof and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law or the Instrument or the Trust’s Bylaws (as amended November 19, 2015) (collectively, “Governing Documents”), or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound;

(c)     At or before the Effective Time, either (1) all material contracts and other commitments of or applicable to Target (other than this Plan and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate or (2) provision for discharge, and/or Acquiring Fund’s assumption, of any liabilities of Target thereunder will be made, without either Fund’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Trust, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;
(d)     No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business; and the Trust, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target’s business or the Trust’s ability to consummate the transactions contemplated hereby;
(e)     Since December 31, 2017, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date the indebtedness was incurred; for purposes of this subparagraph, a decline in Target’s NAV due to declines in market values of securities Target holds, the discharge of Target liabilities, or the redemption of Target Shares by its shareholders will not constitute a material adverse change;
(f)     All federal, state, and local tax returns and other tax-related reports (collectively, “Returns”) of Target required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target (1) is in compliance in all material respects with all applicable Regulations pertaining to (i) the reporting of dividends and other distributions on and redemptions of its shares and (ii) withholding in respect thereof, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder;
(g)     Target is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“IRS”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Target is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Target has elected to be a “regulated investment company” under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) (“RIC”); for each taxable year of its operation (including the taxable year that will end at the Effective Time (“current year”)), Target has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Target has declared and paid to its shareholders the dividend(s) and/or other distribution(s), if any, required to be declared and paid pursuant to paragraph 1.4; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;
(h)     Target is in the same line of business as Acquiring Fund is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; from the time the Board approved the transactions contemplated hereby (“Approval Time”) through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1(g); from the time it commenced operations through the Effective Time, Target has conducted and will conduct its “historic business” (within the meaning of that section) in a substantially unchanged manner; and from the Approval Time through the Effective Time, Target (1) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (i) for the purpose of satisfying Acquiring Fund’s Investment Criteria or (ii) for any other reason except in the ordinary course of its business as a RIC and (2) has not changed, and will not change, its historic investment policies in connection with the Reorganization;
(i)     At the Effective Time, (1) at least 33⅓% of Target’s portfolio assets -- including, for these purposes, a proportionate share of the portfolio assets of any RIC (including an exchange-traded fund that is a RIC) in which Target invests -- will meet Acquiring Fund’s Investment Criteria, (2) Target will not have altered its portfolio in connection with the Reorganization to meet that 33⅓% threshold, and (3) Target will not have modified any of its Investment Criteria as part of the plan of reorganization, for purposes of section 1.368-1(d)(2) of the Regulations;
(j)     To the best of the Trust’s management’s knowledge, there is no plan or intention by Target’s shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Shares (or Acquiring Fund Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Shares (or the equivalent Acquiring Fund Shares) to a number of shares that is less than 50% of the current number of Target Shares outstanding;
(k)    During the five-year period ending at the Effective Time, neither Target nor any person “related” (within the meaning of section 1.368-1(e)(4) of the Regulations (“Related”), without regard to section 1.368-1(e)(4)(i)(A) thereof) to it will have (1) acquired Target Shares with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target’s business as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act, or (2) made distributions with respect to Target Shares except for (i) normal, regular dividend distributions made pursuant to Target’s historic dividend-paying practice and (ii) other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax;
(l)     Target incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;
(m)    Target is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));
(n)    Not more than 25% of the value of Target’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Target invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose; and
(o)    All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 3.3); and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares.
4.2 The Trust’s obligation to implement this Plan on Target’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:
(a)      No consideration other than Acquiring Fund Shares (and Acquiring Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization; and Acquiring Fund will not pay cash in lieu of fractional Acquiring Fund Shares in connection with the Reorganization;
(b)     The Trust, with respect to Acquiring Fund, is not currently engaged in, and its adoption and performance hereof and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Governing Documents, or any Undertaking to which the Trust, with respect to Acquiring Fund or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Acquiring Fund or on its behalf, is a party or by which it is bound;

(c)     No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Acquiring Fund or any of its properties or assets attributable or allocable to Acquiring Fund, that, if adversely determined, would materially and adversely affect Acquiring Fund’s financial condition or the conduct of its business; and the Trust, on Acquiring Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Fund’s business or the Trust’s ability to consummate the transactions contemplated hereby;
(d)     Since December 31, 2017, there has not been any material adverse change in Acquiring Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in Acquiring Fund’s NAV due to declines in market values of securities Acquiring Fund holds, the discharge of Acquiring Fund’s liabilities, or the redemption of Acquiring Fund Shares by its shareholders will not constitute a material adverse change;
(e)     All Returns of Acquiring Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquiring Fund (1) is in compliance in all material respects with all applicable Regulations pertaining to (i) the reporting of dividends and other distributions on and redemptions of its shares and (ii) withholding in respect thereof, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder;
(f)     Acquiring Fund is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the IRS or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquiring Fund is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Acquiring Fund has elected to be a RIC; for each taxable year of its operation (including the taxable year that includes the Effective Time (“current year”)), Acquiring Fund has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Acquiring Fund will continue to meet all those requirements for the current year and intends to continue to do so, and to continue to be eligible to and to so compute its federal income tax, for succeeding taxable years; and Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;
(g)     Acquiring Fund is in the same line of business as Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; and following the Reorganization, Acquiring Fund will continue, and has no plan or intention to change, that line of business;
(h)     At the Effective Time, Acquiring Fund (1) will not have modified any of its Investment Criteria as part of the plan of reorganization and (2) will not have any plan or intention to change any of its Investment Criteria after the Reorganization;
(i)     Following the Reorganization, Acquiring Fund will (1) continue Target’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) use a significant portion of Target’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (3) has no plan or intention to sell or otherwise dispose of a significant part of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status;
(j)     Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Target Shares;
(k)    Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization, except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor will Acquiring Fund or any person Related to it have any plan or intention at the Effective Time to acquire or redeem any Acquiring Fund Shares issued in the Reorganization ‑‑ either directly or through any transaction, agreement, or arrangement with any other person ‑‑ except for redemptions Acquiring Fund will make as such a series pursuant to section 22(e) of the 1940 Act;
(l)    Before or in the Reorganization, neither Acquiring Fund nor any person Related to it will have acquired, directly or through any transaction, agreement, or arrangement with any other person, Target Shares with consideration other than Acquiring Fund Shares;
(m)   Acquiring Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(n)    There is no plan or intention for Acquiring Fund to be terminated, dissolved, or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;
(o)    Assuming satisfaction of the condition in paragraph 4.1(n), immediately after the Reorganization (1) not more than 25% of the value of Acquiring Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of that value will be invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Acquiring Fund invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose; and
(p)   Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor are there outstanding any securities convertible into any Acquiring Fund Shares; and the Acquiring Fund Shares to be issued and delivered to Target, for the Shareholders’ accounts, pursuant to the terms hereof, (1) will have been duly authorized by the Trust and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (2) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, fully paid and non-assessable by the Trust.
4.3 The Trust’s obligation to implement this Plan on each Fund’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:
(a)     No governmental consents, approvals, or authorizations (collectively, “consents”) or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents or orders of any court are required, for the Trust’s adoption and performance hereof, on either Fund’s behalf, except for (1) the Trust’s filing with the Commission of (i) a registration statement on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, including therein a Combined Information Statement and Prospectus (“Information Statement”), and any supplement or amendment thereto (“Registration Statement”) and (ii) any supplement(s) or other amendment(s) to its registration statement on Form N-1A with respect to Acquiring Fund required in connection with the Reorganization, and (2) consents, filings, and orders that have been made or received or may be required after the Effective Time;
(b)     The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;
(c)     The Trust’s management (1) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person Related to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person Related to

Acquiring Fund, (2) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares in Target as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result, or at the time, of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;
(d)     Target’s shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice concerning the Reorganization), if any, incurred in connection with the Reorganization;
(e)     The fair market value and “adjusted basis” (within the meaning of section 1011) of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;
(f)     At the Effective Time, there will be no intercompany indebtedness existing between the Funds that was issued, acquired, or settled at a discount;
(g)    Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization; for the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions pursuant to section 22(e) of the 1940 Act and (2) dividends and other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax) will be included as assets it held immediately before the Reorganization;
(h)    None of the compensation, if any, received by or to be paid to any Shareholder who or that is a trustee of the Trust or an employee of or service provider to Target will be separate consideration for, or allocable to, any of that Shareholder’s Target Shares; none of the Acquiring Fund Shares any such Shareholder receives in the Reorganization will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;
(i)     Immediately after the Reorganization, the Insurance Companies (through the Separate Accounts) that are Shareholders will own shares constituting “control” (within the meaning of section 368(a)(2)(H)(i), i.e., as defined in section 304(c)) of Acquiring Fund;
(j)     No expenses incurred by Target or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Fund, Adviser, or any third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund Shares will be transferred to Target or any of its shareholders with the intention that that cash or property be used to pay any expenses (even Reorganization Expenses) thereof;
(k)     There will be no dissenters to the Reorganization under the applicable provisions of Delaware law;
(l)      The Reorganization is being undertaken for bona fide business purposes (and not a purpose to avoid federal income tax);
(m)    The principal purpose of Acquiring Fund’s assumption of the Liabilities is a bona fide business purpose and is not avoidance of federal income tax on the transaction;
(n)    All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or shall be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;
(o)    At the Effective Time, no action, suit, or other proceeding shall be pending (or, to the Trust’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;
(p)    On the effective date of the Registration Statement and at the Effective Time, the Pro/SAI shall conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and
(q)    The Trust shall have received an opinion of K&L Gates LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”).  In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, which Counsel may treat as representations and warranties the

Trust made to it, may assume the truthfulness and completeness of all statements in the introductory unnumbered paragraphs hereof, and may rely as to factual matters, exclusively and without independent verification, on those representations and warranties (and, if Counsel requests, on representations and warranties made in a separate letter addressed to Counsel) and statements (collectively, “Representations”).  The Tax Opinion shall be substantially to the effect that ‑‑ based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance herewith (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) ‑‑ for federal income tax purposes:
(1)     Target’s transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Liabilities, followed by Target’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Shares and in complete liquidation of Target, will qualify as a “reorganization” (as defined in section 368(a)(1)(D)), and each Fund will be “a party to a reorganization” (within the meaning of section 368(b));
(2)     Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;
(3)     Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;
(4)     Acquiring Fund’s basis in each Asset will be the same as Target’s basis therein immediately before the Reorganization, and Acquiring Fund’s holding period for each Asset will include Target’s holding period therefor (except where Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);
(5)     A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and
(6)     A Shareholder’s aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares; and its holding period for those Acquiring Fund Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds the latter as capital assets at the Effective Time.

Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.
5.  EXPENSES
All fees payable to governmental authorities for the registration or qualification of the Acquiring Fund Shares distributable hereunder and all transfer agency costs related thereto shall be paid by Acquiring Fund, while Target shall bear all brokerage or similar expenses incurred by it or for its benefit in connection with the Reorganization.  The costs of the Reorganizations, including the costs associated with the preparation of this Plan and the Information Statement, printing and distribution costs, and legal and accounting fees and disbursements in connection with the Reorganizations, will be borne by the Targets, as follows:  each Target will bear (1) its own costs of printing copies of the Information Statement and any related documents to be mailed to its shareholders and associated solicitation, mailing, and other costs and (2) one-half of all other Reorganization expenses, including legal and accounting fees and disbursements in connection with the Reorganizations, and any other expenses common to the Targets.  Notwithstanding the foregoing, an expense shall be paid by the Fund directly incurring it if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.
6.  TERMINATION
The Board may terminate or delay this Plan and abandon or postpone the transactions contemplated hereby, at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Fund.
7.  AMENDMENTS
The Board may amend, modify, or supplement this Plan at any time in any manner.
8.  MISCELLANEOUS
8.1 This Plan shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.
8.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust (on the Funds’ behalf) and its successors and assigns any rights or remedies under or by reason hereof.
8.3 Notice is hereby given that this instrument is adopted on behalf of the Trust’s trustees solely in their capacities as trustees, and not individually, and that the Trust’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the Funds but are only binding on and enforceable against the Trust’s property attributable to and held for the benefit of each respective Fund (“Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof.  The Trust, in asserting any rights or claims hereunder on either Fund’s behalf, shall look only to the other Fund’s Property in settlement of those rights or claims and not to the property of any other series of the Trust or to those trustees, officers, or shareholders.
8.4 Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

Adopted April 19, 2018

SCHEDULE A

TARGETS	ACQUIRING FUNDS
First Investors Life Series Balanced Income Fund	First Investors Life Series Total Return Fund
First Investors Life Series Government Fund	First Investors Life Series Limited Duration Bond Fund

APPENDIX B

SHAREHOLDER INFORMATION

(References to the “Funds” in this Appendix are to the Acquiring Funds.)

How and when do the Funds price their shares?

The share price (which is called “net asset value” or “NAV”) per share for each Fund normally is calculated as of the regularly scheduled close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is scheduled to be open (“Business Day”).  Shares of each Fund normally will not be priced on the days on which the NYSE is scheduled to be closed for trading, such as on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price normally will be determined as of the time of the closing.  To calculate the NAV per share, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding.  Each Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the time as of which the NAV is calculated (collectively, “current market values”).

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the NAV is calculated, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Trustees of the Funds.  The Funds may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the time as of which the NAV is calculated, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the time as of which the NAV is calculated, including issuer-specific news; general market movements; sector movements; or movements of similar securities.

Foreign securities are generally priced based upon their market values as of the close of foreign markets in which they principally trade (“closing foreign market prices”).  Foreign securities may be priced based upon fair value estimates (rather than closing foreign market prices) provided by a pricing service when price movements in the U.S. subsequent to the closing of foreign markets have exceeded a pre-determined threshold, when foreign markets are closed regardless of movements in the U.S. markets, or when a particular security is not trading at the close of the applicable foreign market.  The pricing service, its methodology or threshold may change from time to time.  Foreign securities may also be valued at fair value prices as determined by the investment adviser in the event that current market values or fair value estimates from a pricing service are not available.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.

Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Because foreign markets may be open for trading on days that the U.S. markets are closed, the values of securities held by the Funds that trade in markets outside the United States may fluctuate on days that Funds are not open for business and may result in a Fund’s portfolio investment being affected on days when shareholders are unable to purchase or redeem shares.

How do I buy and sell shares?

You cannot invest directly in the Funds.  Investments in each of the Funds may only be made through a purchase of a variable annuity contract (“contract”) or variable life insurance policy (“policy").  The Funds offer their shares, without a sales charge, only for purchase by insurance companies for allocation to their separate accounts (the “Separate Accounts”).  Shares of each Fund are purchased by a Separate Account at the Fund’s NAV per share next computed after the Funds receive the order from a participating insurance company upon receipt of the premium payment.  Each Fund continuously offers its shares at a price equal to the Fund’s NAV per share.  Initial and subsequent payments allocated to the Funds are subject to the limits applicable to an insurance company’s variable annuity contracts and life insurance policies.

Insurance companies redeem shares of the Funds to make benefits and surrender payments under the terms of the variable annuity contracts and life insurance policies.  Redemptions are processed on each Business Day and are effected at each Fund’s NAV per share next computed after the Funds receive the order from a participating insurance company upon receipt of a surrender request in acceptable form and in good order.  Payment for redeemed shares will generally be made within two business days, but in no event later than seven days after the Fund’s receipt of a redemption request that is in good order.  The Funds may not suspend or reject a redemption request that is received in good order or delay payment for a redemption for more than 7 days, except during unusual market conditions affecting the NYSE, in the case of an emergency which makes it impracticable for a Fund to dispose of or value securities it owns or as permitted by the SEC.  Generally, the Funds expect to meet redemption requests through their holdings of cash (or cash equivalents) or by selling portfolio securities.  The Funds may also consider using interfund lending to meet redemption requests.  The Funds may be more likely to use these other methods to meet large redemption requests or during periods of market stress.  For additional information about interfund lending, please refer to the Funds’ SAI.

The Fund or Funds that are available to you depend upon which contract or policy you have purchased.  For additional information about how to buy or sell a contract and/or policy and the Funds that are available for the contract or policy you own or are considering, please refer to the prospectus used in connection with the issuance of the contract or policy.

Do the Funds pay compensation to intermediaries?

FIMCO and/or its affiliates (collectively, “FIMCO”) may make payments for marketing and promotional services by insurance companies or their affiliates or other financial intermediaries that offer the Funds as underlying investment options for their variable annuity contracts or life insurance policies.  In addition, FIMCO and the Funds may make payments to these insurance companies and their affiliates and other financial intermediaries for administrative, shareholder and related services.  Payments that may be made by FIMCO are often referred to as “revenue sharing payments.”  The level of such payments may be based on factors that include, without limitation, differing levels or types of services, the expected level of assets or sales of shares, and other factors.  Revenue sharing payments are paid by FIMCO from its own resources.  Because revenue sharing payments are paid by FIMCO, and not the Funds, the amount of any revenue sharing payments is determined by FIMCO.

Payments may be based on current or past sales of shares of the Funds through the variable annuity contracts and life insurance policies offering the Funds as an investment option, current or historical Fund assets, or a flat fee for specific services provided.  In some circumstances, such payments may create an incentive for an insurance company or its affiliates to recommend a particular variable annuity contract or life insurance policy for which the Funds are an underlying investment option, rather than recommend another investment option offered under a particular contract or policy.  You may contact your insurance provider for details about revenue sharing payments it may pay or receive.

Can I exchange my shares for the shares of other Funds?

An exchange involves the redemption of shares of a Fund and the purchase of shares of another mutual fund that is an investment option under your variable annuity contract or life insurance policy.  Please consult the prospectus for your variable annuity contract or life insurance policy for more information regarding exchange privileges.

What are the Funds’ policies on frequent trading in the shares of the Funds?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy.  The Funds also reserve the right to reject exchanges that in the Funds’ view are excessive, even if the activity does not constitute market timing.

Exchange privileges among underlying investment options are governed by the terms of a variable annuity contract or life insurance policy.  A variable annuity contract or life insurance policy may or may not limit the number of exchanges among the available underlying investment options that a contract or policy owner may make.  The terms of these contracts and policies, the presence of insurance companies as intermediaries between the Funds and a contract or policy owner, the utilization of Separate Accounts by insurance companies and other factors, such as state insurance laws, may limit the Funds’ ability to detect and deter market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

FIMCO expects all insurance companies that offer the Funds as an investment option under their variable contracts and/or policies to make reasonable efforts to identify and restrict the frequent trading activities of variable contract and/or policy owners indirectly investing in the Funds.  FIMCO will seek full cooperation from an insurance company offering the Funds as investment options under its variable contracts or policies to identify any underlying contract or policy owner suspected of market timing.

In certain circumstances, the Funds may rely upon the policy of an insurance company to deter frequent or excessive trading if FIMCO believes that the policy of such insurance company is reasonably designed to detect and deter transactions that are not in the Funds’ best interest.  An insurance company's policy relating to frequent or excessive trading may be more or less restrictive than the Funds' policies, may permit certain transactions not permitted by the Funds' policies, or prohibit transactions not subject to the Funds' policies.  FIMCO may accept undertakings from an insurance company to enforce frequent or excessive trading policies on behalf of the Funds provided they offer a substantially similar level of protection for the Funds against such transactions.

There is no assurance that the Funds’ or an insurance company’s policies and procedures will be effective in limiting frequent and excessive trading in all cases.  For example, FIMCO may not be able to effectively monitor, detect or limit frequent or excessive trading by underlying contract or policy owners that occurs through insurance company separate accounts.  If FIMCO has reason to suspect that frequent or excessive trading is occurring at the Separate Account level, FIMCO will contact the insurance company to request underlying contract holder activity.  If frequent or excessive trading is identified, FIMCO will take appropriate action.

In the case of all the Funds, to the extent that the policies of the Funds or an insurance company are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

In the case of the Funds that invest in high yield bonds and or floating rate loans, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that high yield bonds and floating rate loans generally trade infrequently and therefore their prices are slow to react to information.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

In the case of the Funds that invest in stocks of small-size and/or mid-size companies, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that stocks of small-size and/or mid-size companies may trade infrequently and thus their prices may be slow to react to information.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

In the case of the Funds that invest in foreign securities, the risks of frequent trading include the risk of time zone arbitrage.  Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the time as of which the NAV is calculated.  To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

The Funds’ policies on frequent trading are separate from any insurance company’s policies and procedures applicable to variable annuity contract or life insurance policy owner transactions.  The variable annuity contract or life insurance policy prospectus may contain a description of the insurance company’s policies and procedures with respect to excessive or frequent trading.  You may wish to contact the insurance company to determine the policies applicable to your account.

What about dividends and other distributions?

The Separate Accounts, which own the shares of the Funds, will receive all dividends and other distributions paid by the Funds.  As described in the applicable Separate Account prospectus, all dividends and other distributions are reinvested by the Separate Account in additional shares of the distributing Fund unless we are informed by the applicable insurance company that they should be paid out in cash.

To the extent that a Fund has net investment income it will declare and pay, on an annual basis, dividends from net investment income.  Each Fund will distribute any net realized capital gains on an annual basis, usually after the end of its taxable year.

What about taxes?

Each Fund currently sells its shares only to participating insurance companies for allocation to their separate accounts.  Accordingly, you generally will not be subject to federal income tax as the result of purchases or redemptions or exchanges of Fund shares by a Separate Account, or Fund dividends or other distributions it receives.  However, there may be tax consequences associated with investing in a contract or policy for which the Funds are investment options.  Please see the applicable prospectus provided in connection with the issuance of the contract or policy.

Additional Information

The Trust enters into contractual arrangements with various parties, including among others, the Funds’ investment adviser, sub-adviser(s) (if applicable), custodian and transfer agent who provide services to the Funds.

Contractowners and policy holders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any Contractowner or policy holder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Funds that you should consider in making allocation decisions. Neither this prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees or any First Investors Fund and any investor, or to give rise to any rights in any Contractowner or policy holder or other person other than any rights under federal or state law that may not be waived.  Nothing contained in this Prospectus or SAI is intended to provide investment advice and should not be construed as investment advice.

Residents of Texas who own shares of a Fund have the option of providing the name and mailing or e-mail address of a person designated by them to receive any notice required under Texas law regarding Fund shares valued at more than $250 that are presumed to be abandoned. The Designation of Representative for Notice Request Form can be found on the Texas Comptroller’s website. Contact your Representative or financial intermediary for additional information or assistance.

Cybersecurity issues may impact a Fund, its service providers, and shareholders' ability to transact with a Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents.  Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality.  It is not possible for service providers to identify all of the operational risks that may affect a Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds’ SAI includes more information regarding cybersecurity issues.

APPENDIX C

OWNERSHIP OF SHARES

A principal shareholder is any person who owns of record or beneficially 5% or more of any class of a fund’s outstanding shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a fund. The actions of an entity or person that controls a fund could have an effect on other shareholders. For instance, a control person may have effective voting control over the fund or large redemptions by a control person could cause the fund’s other shareholders to pay a higher pro rata portion of the fund’s expenses.

As of October 3, 2018 (the “Record Date”), the Government Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of the Government Fund’s shares are set forth below:

Fund	Name and Address	Percent Owned
Government Fund

As of the Record Date, the Balanced Income Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of the Balanced Income Fund’s shares are set forth below:

Fund	Name and Address	Percent Owned
Balanced Income Fund

As of the Record Date, the Limited Duration Bond Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of the Limited Duration Bond Fund’s shares are set forth below:

Fund	Name and Address	Percent Owned
Limited Duration Bond Fund

As of the Record Date, the Total Return Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of the Total Return Fund’s shares are set forth below:

Fund	Name and Address	Percent Owned
Total Return Fund

C-1

APPENDIX D
FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions).

The information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ SAI, which is incorporated by reference into this registration statement and is available for free upon request and on our website at www.foresters.com.

The financial statements included in the Funds’ most recent Annual Report and Semi-Annual Report are incorporated herein by reference.

STATEMENT OF ADDITIONAL INFORMATION
[ ], 2018

For the Reorganization of

First Investors Life Series Government Fund,
a series of First Investors Life Series Funds

Into

First Investors Life Series Limited Duration Bond Fund,
a series of First Investors Life Series Funds

40 Wall Street
New York, New York 10005
(212) 858-8000

and

For the Reorganization of

First Investors Life Series Balanced Income Fund,
a series of First Investors Life Series Funds

Into

First Investors Life Series Total Return Fund,
a series of First Investors Life Series Funds

40 Wall Street
New York, New York 10005
(212) 858-8000

This Statement of Additional Information (“SAI”) relates specifically to the reorganizations of the First Investors Life Series Government Fund (“Government Fund”) into the First Investors Life Series Limited Duration Bond Fund (“Limited Duration Bond Fund”) and the First Investors Life Series Balanced Income Fund (“Balanced Income Fund”) into the First Investors Life Series Total Return Fund (“Total Return Fund”), each a series of First Investors Life Series Funds (“Trust”) (each, a “Reorganization” and collectively, the “Reorganizations”).  The Government Fund and the Balanced Income Fund are each referred to herein as a “Target Fund” and are collectively referred to herein as the “Target Funds.”  The Limited Duration Bond Fund and the Total Return Fund are each referred to herein as an “Acquiring Fund” and are collectively referred to herein as the “Acquiring Funds.”  The Target Funds and Acquiring Funds are referred to herein as a “Fund” and collectively as the “Funds.”
Pursuant to the Reorganizations, each Target Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange solely for shares of beneficial interest in the Acquiring Fund and the Acquiring Fund’s assumption of the Target Fund’s liabilities.  The shares of the Acquiring Fund received by the Target Fund will be distributed pro rata to the Target Fund’s shareholders of record as of the date of the Reorganization (for the benefit of the Separate Accounts, as applicable, and thus Contractowners), and the Target Fund will be terminated.
This SAI consists of the cover page, the information set forth below under “Pro Forma Financial Statements” and the following documents, each of which is incorporated by reference herein and legally forms a part of the SAI:
1

1.	The SAI of the Target Fund and the Acquiring Fund, dated May 1, 2018, as supplemented (File Nos. 002-98409 and 811-04325);
2.
The Annual Report of the Target Funds and the Acquiring Funds for the fiscal year ended December 31, 2017 and the Semi-Annual Report of the Target Funds and the Acquiring Funds for the period ended June 30, 2018.

The Statement of Additional Information incorporated by reference above includes information about other funds in the Trust that is not relevant to the Reorganizations.  Please disregard that information.
This SAI is not a prospectus.  A Combined Information Statement and Prospectus dated [   ], 2018 relating to the Reorganizations (“Information Statement”) may be obtained, without charge, by calling toll-free 1 (800) 423-4026 or by writing to the Funds’ transfer agent at:  Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837.  These documents are also available at www.foresters.com.  This SAI should be read in conjunction with the Information Statement.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings given to them in the Information Statement.
2

PRO FORMA FINANCIAL INFORMATION
Set forth below is unaudited pro forma financial information demonstrating the effect of the Reorganization of the Balanced Income Fund into the Total Return Fund as if the Reorganization had been completed and effective for the period ended June 30, 2018.
The pro forma financial information has been estimated in good faith based on information regarding each Fund as of June 30, 2018.  The unaudited pro forma financial information should be read in conjunction with the Information Statement and the historical financial statements of the Balanced Income Fund and the Total Return Fund, which are available in the Annual Report to Shareholders for the year ended December 31, 2017 and the Semi-Annual Report to Shareholders for the period ended June 30, 2018, which are on file with the SEC and available at no charge.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 – Reorganization
The unaudited pro forma financial information has been prepared to give effect to the Reorganization as of the period indicated below.

Target Fund	Acquiring Fund	Statement of Assets and Liabilities as of, and Statement of Operations for, the Period Ended
Balanced Income Fund	Total Return Fund	June 30, 2018

Basis of Pro Forma. The Reorganization will be accounted for as tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Balanced Income Fund, the Total Return Fund or their shareholders as a direct result of the Reorganization. Each of the Balanced Income Fund and the Total Return Fund is a series of the Trust, a registered open-end management investment company that issues its shares in separate series. The Reorganization will be accomplished by (1) the Balanced Income Fund transferring all of its assets to the Total Return Fund in exchange solely for shares of the Total Return Fund and the Total Return Fund’s assumption of all the liabilities of the Balanced Income Fund, (2) the Balanced Income Fund distributing those shares of the Total Return Fund to its shareholders, and (3) the Balanced Income Fund being dissolved.
The table below shows the number of shares issued by the Total Return Fund and received by shareholders of the Balanced Income Fund if the Reorganization had taken place on the period ended date in Note 1.

Target Fund	Shares Issued	Acquiring Fund
Balanced Income Fund	508,558	Total Return Fund

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Total Return Fund, and the results of operations of the Total Return Fund for periods prior to the effective date of the Reorganization will not be restated.
Note 2 – Net Assets
The table below shows the net assets of the Balanced Income Fund and the Total Return Fund and pro forma combined net assets of the Total Return Fund as of the date indicated.

Fund	Net Assets	As of Date
Balanced Income Fund - Target Fund	$6,707,030	June 30, 2018
Total Return Fund - Acquiring Fund	$47,489,229
Total Return Fund - Pro Forma Acquiring Fund	$54,196,259
3

Note 3 – Pro Forma Adjustments
The tables below reflects adjustments to expenses needed to the pro forma combined Total Return Fund as if the Reorganization had been in effect for year ended December 31, 2017 and the period ended June 30, 2018.

Year ended December 31, 2017
Total Return Fund
Expense Category	(Decrease)	Basis Point Effect
Other Expenses	($22,154)	(04)%

Period ended June 30, 2018
Total Return Fund
Expense Category	(Decrease)	Basis Point Effect
Other Expenses	($28,554)	(0.05	)%†

† Not annualized.

Note 4 – Pro Forma Fees and Expenses

The following table describe the fees and expenses of the Balanced Income Fund and the Total Return Fund and the pro forma fees and expenses of the Total Return Fund after giving effect to the Reorganization.  Expenses for the Balanced Income Fund and the Total Return Fund are based on their respective operating expenses for the period ended June 30, 2018 and are annualized.  The pro forma fees and expenses of the Total Return Fund assume that the Reorganization had been in effect for the period ended June 30, 2018.

Fees and Expenses	Balanced Income Fund Shares	Total Return Fund Shares	Total Return Fund Shares (pro forma)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	N/A	N/A	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	1.05%	0.15%	0.15%
Total Annual Fund Operating Expenses(1)	1.80%	0.90%	0.90%
(1) Foresters Investment Management Company, Inc. (“FIMCO”) voluntarily waives advisory fees payable by the Balanced Income Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Balanced Income Fund by 0.15% (annualized), resulting in total annual fund operating expenses of 1.65% for the Balanced Income Fund.

4

Notes to Pro Forma Financial Information (unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

Basis of Combination — The Board of Trustees (the “Board”) of the Balanced Income Fund, Total Return Fund, Government Fund and Limited Duration Bond Fund, each a series of the Trust, unanimously approved a Plan of Reorganization and Termination (the “Plan”) at its April 18-19, 2018 meeting. In accordance with the Plan, and as relevant to this pro forma Financial Information, Balanced Income Fund will transfer all of its assets to Total Return Fund in exchange solely for shares of beneficial interest in Total Return Fund having an aggregate value equal to Balanced Income Fund’s net assets and Total Return Fund’s assumption of all of the Balanced Income Fund’s liabilities.  The shares of Total Return Fund received by Balanced Income Fund will be distributed pro rata to the Balanced Income Fund’s shareholders of record as of the closing date of that Reorganization, and Balanced Income Fund will be terminated.  Shareholders will not pay any sales charges or similar transaction charges in connection with the Reorganization.  The Reorganization of one Target Fund is not contingent on the Reorganization of the other Target Fund.

The Reorganization of the Balanced Income Fund into the Total Return Fund will be considered a tax-free reorganization under applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”) with the Total Return Fund remaining as both the tax and accounting survivor of the Reorganization.  As such, the Balanced Income Fund, the Total Return Fund, and their shareholders would not recognize any gain or loss as a direct result of the Reorganization.

Security Valuation – Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities are priced based upon evaluated prices that are provided by a pricing service approved by the Board. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Board. The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining evaluated prices.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of FIMCO decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. quotations or prices are not readily available or are deemed to be unreliable, or do not appear to effect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Capital Shares — The unaudited pro forma net asset value per share assumes additional shares of the Total Return Fund issued in connection with the proposed acquisition of Balanced Income Fund by Total Return Fund as of June 30, 2018. The number of additional shares issued was calculated by dividing the net assets of Balanced Income Fund by the net asset value per share of Total Return Fund.

Reorganization Costs — The Target Funds will bear the costs of the Reorganizations (e.g., legal, printing and postage costs).  Reorganization expenses are estimated to be approximately $59,500.  The Target Funds will split the costs of the Reorganizations evenly, except that each Target Fund will bear the costs of printing and mailing the Information Statement and any related documents to its shareholders.  The costs of the Reorganizations will be borne by the Target Funds because the Reorganizations offer Target Fund shareholders the opportunity to continue to pursue their investment goals through other broadly similar funds managed by FIMCO.

Use of Estimates in Preparation of Pro Forma Financial Information — Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income and expenses to prepare this pro forma financial information in conformity with accounting principles generally accepted in the United States of America.  Actual results could differ from these estimates.

Federal Income Taxes — No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryforwards) to relieve it from all, or substantially all, such taxes. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. As of June 30, 2018, the Balanced Income Fund did not have any capital loss carryforwards.

5

PRO FORMA FINANCIAL STATEMENTS

Set forth below are unaudited pro forma financial statements demonstrating the effect of the Reorganization of the Government Fund into the Limited Duration Bond Fund.  The following tables set forth the pro forma Combined Portfolio of Investments as of June 30, 2018, the pro forma Statement of Assets and Liabilities as of June 30, 2018, and the pro forma Statement of Operations for the six month period ended June 30, 2018 and the one year period ended December 31, 2017 for the Government Fund and Limited Duration Bond Fund, as adjusted giving effect to the Reorganization.  To better align the Government Fund portfolio with the principal investment strategies of the Limited Duration Bond Fund, Foresters Investment Management Company, Inc. (“FIMCO”), the investment adviser to the Funds, anticipates disposing of up to two-thirds of the holdings of the Government Fund close to the date for the Reorganization and holding the proceeds in cash or cash equivalents.  The degree to which the Government Fund’s holdings are sold will depend upon market conditions near the time of the Reorganization. Thus, it is expected that up to two-thirds of the Government Fund’s holdings may not remain at the time of the Reorganization.  The Government Fund’s disposition of assets before the Reorganization could result in its selling securities at a disadvantageous time.
6

Pro Forma Combined Portfolio of Investments (unaudited)

FIRST INVESTORS LIFE SERIES FUNDS

June 30, 2018

GOVERNMENT	LIMITED DURATION BOND	PRO FORMA COMBINED	Security		GOVERNMENT	LIMITED DURATION BOND	PRO FORMA COMBINED
SHARES OR PRINCIPAL AMOUNT					VALUE		
			RESIDENTIAL MORTGAGE-BACKED SECURITIES—23.6%				
			Fannie Mae—17.4%				
$ 2,160 M	96 M	2,256 M	3%, 7/1/2021 - 4/1/2046		$ 2,127,815 *	$ 96,199	$ 2,224,014
1,746 M	136 M	1,882 M	3.5%, 12/1/2025 - 6/1/2046		1,753,893 *	137,997	1,891,890
974 M		974 M	4%, 10/1/2035 - 4/1/2047		998,986 *		998,986
502 M		502 M	4.5%, 11/1/2040 - 8/1/2048	(b)	525,837 *		525,837
232 M		232 M	5.5%, 7/1/2034 - 10/1/2039		253,080 *		253,080
97 M		97 M	9%, 11/1/2026		105,600 *		105,600
					5,765,211	234,196	5,999,407
			Freddie Mac—3.0%				
123 M	83 M	206 M	3.5%, 8/1/2027 - 2/1/2046		123,295 *	82,986	206,281
710 M		710 M	4%, 12/1/2040 - 6/1/2047		726,908 *		726,908
101 M		101 M	4.5%, 5/1/2044		105,193 *		105,193
					955,396	82,986	1,038,382
			Government National Mortgage Association I Program—3.2%				
163 M		163 M	4%, 8/15/2041		167,427 *		167,427
625 M		625 M	5%, 6/15/2033 - 4/15/2040		665,770 *		665,770
160 M		160 M	5.5%, 2/15/2033 - 1/15/2036		173,557 *		173,557
75 M		75 M	6%, 11/15/2032		81,698 *		81,698
					1,088,452	-	1,088,452
Total Value of Residential Mortgage-Backed Securities (cost $8,371,381)					7,809,059	317,182	8,126,241
			U.S. GOVERNMENT OBLIGATIONS—21.4%				
			U.S. Treasury Bonds:				
300 M		300 M	2.5%, 2/15/2046		272,830 *		272,830
120 M		120 M	2.5%, 5/15/2046		109,045 *		109,045
400 M		400 M	2.75%, 11/15/2047		381,774 *		381,774
200 M		200 M	4.5%, 2/15/2036		244,617 *		244,617
			U.S. Treasury Notes:				
200 M		200 M	1.125%, 8/31/2021		190,836		190,836
1,295 M		1,295 M	1.375%, 10/31/2020		1,259,995		1,259,995
500 M		500 M	1.5%, 3/31/2023		472,949		472,949
1,010 M		1,010 M	1.875%, 8/31/2022		977,235		977,235
630 M		630 M	2%, 2/15/2025		599,287 *		599,287
400 M		400 M	2.25%, 10/31/2024		387,258 *		387,258
1,950 M		1,950 M	2.625%, 6/15/2021		1,950,419		1,950,419
250 M		250 M	2.75%, 4/30/2023		250,273		250,273
300 M		300 M	2.75%, 5/31/2023		300,410		300,410
Total Value of U.S. Government Obligations (cost $7,544,200)					7,396,928	-	7,396,928
			CORPORATE BONDS—16.5%				
			Automotive—2.6%				
	200 M		Daimler Finance NA, LLC, 2.75294%, (Quarterly U.S. LIBOR +39bp), 5/4/2020	(a) †		199,983	199,983
	210 M		Ford Motor Credit Co., LLC, 3.58875%, (Quarterly U.S. LIBOR +123.5bp), 2/15/20:	†		211,428	211,428
			General Motors Financial Co., Inc.:				
	108 M		3.89769%, (Quarterly U.S. LIBOR + 155bp), 1/14/2022	†		110,717	110,717
	100 M		3.55%, 4/9/2021			99,741	99,741
	150 M		Hyundai Capital America, 3.26088%, (Quarterly U.S. LIBOR +94bp), 7/8/2021	(a) †		150,136	150,136
	110 M		O'Reilly Automotive, Inc., 4.625%, 9/15/2021			113,710	113,710
					-	885,715	885,715
			Chemicals—.3%				
	100 M		Dow Chemical Co., 4.25%, 11/15/2020		-	102,198	102,198
			Energy—.3%				
	100 M		Continental Resources, Inc., 5%, 9/15/2022		-	101,436	101,436
			Financial Services—1.2%				
	200 M		PNC Bank, NA, 2.7%, 11/1/2022			192,372	192,372
	100 M		Protective Life Corp., 7.375%, 10/15/2019			105,308	105,308
	100 M		Prudential Financial, Inc., 7.375%, 6/15/2019			104,177	104,177
					-	401,857	401,857
			Financials—3.4%				
	100 M		Bank of Montreal, 1.9%, 8/27/2021			95,681	95,681
	100 M		Barclays Bank, PLC, 6.75%, 5/22/2019			103,243	103,243
	100 M		Capital One Financial Corp., 3.05%, 3/9/2022			98,092	98,092
	200 M		Danske Bank AS, 2.7%, 3/2/2022	(a)		194,153	194,153
	100 M		Deutsche Bank AG of New York, 3.15%, 1/22/2021			96,836	96,836
	100 M		Goldman Sachs Group, Inc., 3.36781%, (Quarterly U.S. LIBOR +105bp), 6/5/2023	†		100,739	100,739
	100 M		JPMorgan Chase & Co., 4.5%, 1/24/2022			103,492	103,492
	200 M		Lloyds Bank, PLC, 3%, 1/11/2022			194,968	194,968
	100 M		Wells Fargo & Co., 3.45%, 2/13/2023			98,107	98,107
	100 M		Wells Fargo Bank, NA, 2.6%, 1/15/2021			98,443	98,443
					-	1,183,754	1,183,754
			Food/Beverage/Tobacco—1.4%				
	200 M		Bunge Ltd. Finance Corp., 8.5%, 6/15/2019			210,127	210,127
			General Mills, Inc.:				
	100 M		2.89281%, (Quarterly U.S. LIBOR +54bp), 4/16/2021	†		100,189	100,189
	100 M		3.36281%, (Quarterly U.S. LIBOR +101bp), 10/17/2023	†		100,921	100,921
	60 M		Ingredion, Inc., 4.625%, 11/1/2020			61,535	61,535
					-	472,772	472,772
			Health Care—2.0%				
	600 M		CVS Health Corp., 3.125%, 3/9/2020			599,469	599,469
	100 M		Gilead Sciences, Inc., 2.55%, 9/1/2020			98,829	98,829
					-	698,298	698,298
			Information Technology—.3%				
	100 M		QUALCOMM, Inc., 2.6%, 1/30/2023		-	95,685	95,685
			Metals/Mining—.3%				
	100 M		Viterra, Inc., 5.95%, 8/1/2020		-	104,639	104,639
			Real Estate—1.7%				
	200 M		American Tower Trust I, 3.07%, 3/15/2023	(a)		196,465	196,465
	100 M		Boston Properties, LP, 5.875%, 10/15/2019			103,020	103,020
	100 M		Digital Realty Trust, LP, 2.75%, 2/1/2023			95,351	95,351
	100 M		Realty Income Corp., 3.25%, 10/15/2022			98,545	98,545
	100 M		Welltower, Inc., 6.125%, 4/15/2020			104,700	104,700
					-	598,081	598,081
			Telecommunications—.6%				
	100 M		AT&T, Inc., 2.45%, 6/30/2020			98,535	98,535
	100 M		Verizon Communications, Inc., 1.75%, 8/15/2021			95,650	95,650
					-	194,185	194,185
			Transportation—1.1%				
	200 M		Aviation Capital Group, LLC, 7.125%, 10/15/2020	(a)		215,810	215,810
	141 M		Heathrow Funding, Ltd., 4.875%, 7/15/2021	(a)		147,596	147,596
					-	363,406	363,406
			Utilities—1.3%				
	100 M		Arizona Public Service Co., 8.75%, 3/1/2019			103,816	103,816

7

138 M		Entergy Corp., 5.125%, 9/15/2020				142,454	142,454
	115 M		Sempra Energy, 2.79063%, (Quarterly U.S. LIBOR +45bp), 3/15/2021	†			115,095	115,095
	100 M		Wisconsin Public Service Corp., 1.65%, 12/4/2018				99,694	99,694
						-	461,059	461,059
Total Value of Corporate Bonds (cost $5,737,994)						-	5,663,085	5,663,085
			U.S. GOVERNMENT AGENCY OBLIGATIONS—14.7%					
			Fannie Mae:					
770 M		770 M	1.125%, 7/20/2018			769,704		769,704
125 M		125 M	1.375%, 2/26/2021			121,003		121,003
300 M		300 M	1.5%, 11/30/2020			292,083		292,083
850 M		850 M	1.625%, 11/27/2018			848,359		848,359
200 M		200 M	Federal Farm Credit Bank, 3%, 9/13/2029			190,346 *		190,346
			Federal Home Loan Bank:					
750 M		750 M	1.03%, 9/28/2018			748,219		748,219
150 M		150 M	1.375%, 5/28/2019			148,686		148,686
1,000 M		1,000 M	1.625%, 10/7/2021			963,235		963,235
1,000 M		1,000 M	Freddie Mac, 1.25%, 8/1/2019			987,578		987,578
Total Value of U.S. Government Agency Obligations (cost $5,141,365)						5,069,213	-	5,069,213
			COMMERCIAL MORTGAGE-BACKED SECURITIES—7.0%					
			Fannie Mae—2.8%					
462 M		462 M	2.995%, 11/1/2022			460,704 *		460,704
368 M		368 M	3.0462%, 12/25/2024			366,458 *		366,458
150 M		150 M	2.94294%, 3/25/2028			147,011 *		147,011
						974,173	-	974,173
			Federal Home Loan Mortgage Corporation—4.2%					
			Multi-Family Structured Pass-Throughs:					
249 M		249 M	2.3707%, (1 Month LIBOR + 37bp), 5/25/2024	†		249,383		249,383
170 M		170 M	2.454%, 8/25/2023			165,042 *		165,042
379 M		379 M	2.849%, 3/25/2026			365,851 *		365,851
500 M		500 M	3.35%, 1/28/2028			497,011 *		497,011
150 M		150 M	3.568%, 10/25/2027			152,523 *		152,523
						1,429,810	-	1,429,810
Total Value of Commercial Mortgage-Backed Securities (cost $2,461,692)						2,403,983	-	2,403,983
			COLLATERALIZED MORTGAGE OBLIGATIONS—4.6%					
			Fannie Mae:					
200 M		200 M	3.0859%, 12/25/2027			193,336 *		193,336
404 M		404 M	4%, 2/25/2025			412,710		412,710
			Freddie Mac:					
472 M		472 M	3.5%, 12/15/2028			480,257 *		480,257
492 M		492 M	4%, 1/15/2031			510,605 *		510,605
Total Value of Collateralized Mortgage Obligations (cost $1,647,606)						1,596,908	-	1,596,908
			COVERED BONDS—3.2%					
			Financial Services					
650 M		650 M	Canadian Imperial Bank of Commerce, 2.35%, 7/27/2022	(a)		629,843		629,843
500 M		500 M	DNB Boligkreditt AS, 2.5%, 3/28/2022	(a)		487,530		487,530
Total Value of Covered Bonds (cost $1,137,963)						1,117,373	-	1,117,373
			ASSET BACKED SECURITIES—2.8%					
			Fixed Autos—1.8%					
	150 M		CarMax Auto Owner Trust, 3.37%, 10/16/2023				150,008	150,008
	126 M		Ford Credit Floorplan Master Owner Trust, 1.76%, 2/15/2021				125,346	125,346
	100 M		GM Financial Automobile Leasing, 3.31%, 4/20/2022				99,982	99,982
	189 M		Harley-Davidson Motorcycle Trust, 1.67%, 8/15/2022				187,980	187,980
	60 M		Santander Drive Auto Receivables, 3.03%, 9/15/2022				59,898	59,898
						-	623,214	623,214
			Fixed Financials—.4%					
	133 M		American Credit Acceptance, 2.61%, 5/10/2021			-	132,547	132,547
			Fixed Telecommunications Services—.6%					
	220 M		Verizon Owner Trust, 1.92%, 12/20/2021			-	216,953	216,953
Total Value of Asset Backed Securities (cost $972,836)						-	972,714	972,714.00
			TAXABLE MUNICIPAL BONDS—1.6%					
200 M		200 M	Texas State Wtr. Dev. Brd. Rev., 3.7%, 10/15/2047			194,080 *		194,080
375 M		375 M	University of North Carolina at Chapel Hill Rev., 3.326%, 12/1/2038			361,485 *		361,485
Total Value of Taxable Municipal Bonds (cost $574,758)						555,565	-	555,565
			EXCHANGE TRADED FUNDS—1.0%					
	4,045		iShares iBoxx USD High Yield Corporate Bond ETF (ETF) (cost $346,428)			-	344,149	344,149
			SOVEREIGN BONDS—.8%					
300 M		300 M	Ukraine Government Aid Bonds, 1.471%, 9/29/2021 (cost $300,000)			289,495	-	289,495
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—2.3%					
800 M		800 M	U.S. Treasury Bills, 1.65%, 7/5/2018 (cost $799,853)			799,890	-	799,890
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—2.0%					
700 M			Federal Home Loan Bank, Zero Coupon%, 7/24/2018 (Effective yield 1.662%)					
		700 M	(cost $699,240)	(c)		699,204	-	699,204
Total Value of Investments (cost $35,735,316)					101.5%	27,737,618	7,297,130	35,034,748
Excess of Liabilities Over Other Assets					(1.5)	(291,196)	(222,561)	(513,757)
Pro Forma Adjustments*						(59,500)		(59,500)
Net Assets					100.0%	$ 27,386,922	7,074,569	$ 34,461,491

* Security anticipated to be sold due to the Reorganization.

(a) Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 5).

(b) A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1G).

(c) The effective yields shown for zero coupon obligations are the effective yeilds at June 30, 2018.

† Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2018.

Summary of Abbreviations:

M Par amount of a bond in 1,000s

See notes to pro forma financial statements

8

Statements of Assets and Liabilities (unaudited)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2018

	GOVERNMENT	LIMITED DURATION BOND	PRO FORMA ADJUSTMENTS	PRO FORMA COMBINED
Assets				
Investments in securities and futures contracts:				
At identified cost	$ 28,350,977	$ 7,384,339		$ 35,735,316
At value (Note 1A)	$ 27,737,618	$ 7,297,130		$ 35,034,748
Cash	-	197,947		155,595
Receivables:				
Investment securities sold	500,292	148,945		649,237
Interest and dividends	97,582	56,001		153,583
Trust shares sold	5,171	4,294		9,465
Other assets	1,959	476		2,435
Total Assets	28,342,622	7,704,793		36,005,063
Liabilities				
Cash overdrafts	42,352	-		-
Payables:				
Investment securities purchased	800,703	605,639		1,406,342
Trust shares redeemed	11,659	25		11,684
Accrued advisory fees	13,583	3,488		17,071
Accrued expenses	27,903	21,072	59,500	108,475
Total Liabilities	896,200	630,224	59,500	1,543,572
Net Assets	$ 27,446,422	$ 7,074,569	$ 59,500	$ 34,461,491
Net Assets Consist of:				
Capital paid in	$ 29,395,316	$ 7,434,774	$ (59,500)	$ 36,770,590
Undistributed net investment income (deficit)	179,656	(72,260)		107,396
Accumulated net realized loss on investments, futures and options contracts	(1,515,191)	(200,736)		(1,715,927)
Net unrealized depreciation in value on investments, futures and options contracts	(613,359)	(87,209)		(700,568)
Total	$ 27,446,422	$ 7,074,569	$ (59,500)	$ 34,461,491
Shares of beneficial interest outstanding (Note 2)	2,979,683	763,221	(25,118)	3,717,786
Net asset value, offering and redemption price per share - (Net assets divided by shares outstanding)	$9.21	$9.27		$9.27

See notes to financial statements

9

Statements of Operations (unaudited)
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2018

	GOVERNMENT	LIMITED DURATION BOND	PRO FORMA ADJUSTMENTS (a)	PRO FORMA COMBINED
Investment Income				
Income:				
Interest	$ 301,384	$ 79,609	$	$ 380,993
Dividends	-	-		-
Total income	301,384	79,609		380,993
Expenses:				
Advisory fees	103,874	26,121		129,995
Professional fees	25,200	13,300	(20,155)	18,345
Custodian fees and expenses	3,446	2,166	(592)	5,020
Reports and notices to shareholders	3,100	2,100	(2,000)	3,200
Registration fees	350	1,150	(350)	1,150
Trustees' fees	857	216		1,073
Other expenses	5,850	3,915	(113)	9,652
Total expenses	142,677	48,968	(23,210)	168,435
Less: Expenses waived	(20,775)	(5,224)		(25,999)
Expenses paid indirectly	(173)	(37)		(210)
Net expenses	121,729	43,707	(23,210)	142,226
Net investment income	179,655	35,902	23,210	238,767
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts				
Net realized loss from:				
Investments	(225,734)	(56,368)		(282,102)
Futures contracts	-	(135)		(135)
Net realized loss on investments and futures contracts	(225,734)	(56,503)	-	(282,237)
Net unrealized depreciation of investments	(366,720)	(47,053)	-	(413,773)
Net loss on investments and futures contracts	(592,454)	(103,556)		(696,010)
Net Decrease in Net Assets Resulting from Operations	$ (412,799)	$ (67,654)	$ 23,210	$ (457,243)

(a) Decrease due to the elimination of duplicative expenses achieved by merging funds.

See notes to pro forma financial statements

10

Statements of Operations (unaudited)
FIRST INVESTORS LIFE SERIES FUNDS
Year Ended December 31, 2017

	GOVERNMENT	LIMITED DURATION BOND	PRO FORMA ADJUSTMENTS (a)	PRO FORMA COMBINED
Investment Income				
Income:				
Interest	$ 675,733	$ 159,076	$	$ 834,809
Dividends	-	-		-
Total income	675,733	159,076		834,809
Expenses:				
Advisory fees	217,125	57,170		274,295
Professional fees	16,450	14,500	(12,000)	18,950
Custodian fees and expenses	6,713	4,419	(1,321)	9,811
Reports and notices to shareholders	6,200	3,600	(3,114)	6,686
Registration fees	1,091	91	(1,150)	32
Trustees' fees	1,724	451		2,175
Other expenses	11,924	7,960	(113)	19,771
Total expenses	261,227	88,191	(17,698)	331,720
Less: Expenses waived	(43,425)	(11,434)		(54,859)
Expenses paid indirectly	(686)	(183)		(869)
Net expenses	217,116	76,574	(17,698)	275,992
Net investment income	458,617	82,502	17,698	558,817
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts				
Net realized loss from:				
Investments	(190,283)	(13,550)		(203,833)
Futures contracts	(673)	-		(673)
Net realized loss on investments and futures contracts	(190,956)	(13,550)	-	(204,506)
Net unrealized depreciation of investments	193,636	26,855	-	220,491
Net loss on investments and futures contracts	2,680	13,305		15,985
Net Decrease in Net Assets Resulting from Operations	$ 461,297	$ 95,807	$ 17,698	$ 574,802

(a) Decrease due to the elimination of duplicative expenses achieved by merging funds.

See notes to pro forma financial statements

11

Notes to Pro Forma Financial Statements (unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

Basis of Combination — The Board of Trustees (the “Board”) of Government Fund, Limited Duration Bond Fund, Balanced Income Fund and Total Return Fund, each a series of the Trust, unanimously approved a Plan of Reorganization and Termination (the “Plan”) at its April 18-19, 2018 meeting. In accordance with the Plan, and as relevant to these pro forma Financial Statements, Government Fund will transfer all of its assets to Limited Duration Bond Fund in exchange solely for shares of beneficial interest in Limited Duration Bond Fund having an aggregate value equal to Government Fund’s net assets and Limited Duration Bond Fund’s assumption of all of the Government Fund’s liabilities.  The shares of Limited Duration Bond Fund received by Government Fund will be distributed pro rata to the Government Fund’s shareholders of record as of the closing date of that Reorganization, and the Government Fund will be terminated.  Shareholders will not pay any sales charges or similar transaction charges in connection with the Reorganization.  The Reorganization of one Target Fund is not contingent on the Reorganization of the other Target Fund.

The Reorganization of the Government Fund into the Limited Duration Bond Fund will be considered a tax-free reorganization under applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”) with Limited Duration Bond Fund remaining as both the tax and accounting survivor of the Reorganization.  As such, the Government Fund, Limited Duration Bond Fund, and their shareholders would not recognize any gain or loss as a direct result of the Reorganization. The unaudited pro forma combined financial statements are presented for the information of the shareholder and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization been in effect at June 30, 2018. The unaudited pro forma Portfolio of Investments and Statements of Assets and Liabilities reflect the financial position of the Government Fund and Limited Duration Bond Fund at June 30, 2018. The unaudited pro forma Statements of Operation reflects the results of operations of the Government Fund and Limited Duration Bond Fund for the six months ended June 30, 2018 and the year ended December 30, 2017.  The unaudited pro forma Portfolio of Investments reflects management’s anticipation that any remaining portfolio transitioning, including any sale of the holdings of Government Fund will take place shortly prior to the closing date of the Reorganization. The historical cost of investment securities will be carried forward to the surviving entity, the Limited Duration Bond Fund, and the results of operations of Limited Duration Bond Fund for pre-combination periods will not be restated.

The pro forma financial statements have been estimated in good faith based on information regarding each Fund as of June 30, 2018.  The unaudited pro forma financial statements should be read in conjunction with the Information Statement and the historical financial statements of the Government Fund and the Limited Duration Bond Fund, which are available in the Annual Report to Shareholders for the year ended December 31, 2017 and the Semi-Annual Report to Shareholders for the period ended June 30, 2018, which are on file with the SEC and available at no charge.

Security Valuation — Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities are priced based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (the “Board”). Other securities may also be priced based upon valuations that are provided by pricing services approved by the Board. The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining evaluated prices.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of FIMCO decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. quotations or prices are not readily available or are deemed to be unreliable, or do not appear to effect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

12

Capital Shares — The unaudited pro forma net asset value per share assumes additional shares of Limited Duration Bond Fund issued in connection with the proposed acquisition of Government Fund by Limited Duration Bond Fund as of June 30, 2018. The number of additional shares issued was calculated by dividing the net assets of Government Fund by the net asset value per share of Limited Duration Bond Fund.

Reorganization Costs —The Target Funds will bear the costs of the Reorganizations (e.g., legal, printing and postage costs).  Reorganization expenses are estimated to be approximately $59,500.  The Target Funds will split the costs of the Reorganizations evenly, except that each Target Fund will bear the costs of printing and mailing the Information Statement and any related documents to its shareholders.  The costs of the Reorganizations will be borne by the Target Funds because the Reorganizations offer Target Fund shareholders the opportunity to continue to pursue their investment goals through other broadly similar funds managed by FIMCO.  In addition, Government Fund will bear the transaction expenses associated with the anticipated disposition of up to two-thirds of the holdings of Government Fund close to the date for the Reorganization.  Portfolio transaction costs associated with the alignment of the Government Fund’s portfolio are estimated to be $44,373.

Use of Estimates in Preparation of Pro Forma Financial Statements — Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income and expenses to prepare these pro forma financial statements in conformity with accounting principles generally accepted in the United States of America.  Actual results could differ from these estimates.

Federal Income Taxes — No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryforwards) to relieve it from all, or substantially all, such taxes. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. As of June 30, 2018, the Government Fund had capital loss carryforwards of $1,272,072 which are not subject to expiration.  A portion of the amount of these capital loss carryforwards may be limited in the future.

13

PART C. OTHER INFORMATION

Item 15.	Indemnification

Article IX of the Amended and Restated Trust Instrument of the Registrant provides as follows:

Section 1. LIMITATION OF LIABILITY.  All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers or employees, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust or Series, as applicable, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser, principal underwriter or independent contractor of the Trust or any Series, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust, a Series or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 2. INDEMNIFICATION.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i) every person who is, or has been, a Trustee or an officer or employee of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the maximum extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof.

(ii) as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust, a Series or its or their

Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or Series, as the case may be; or

(ii) in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:  (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust or a Series, as applicable, nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust or the Series, as applicable, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust or the applicable Series, as the case may be, is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust or the applicable Series, as the case may be, nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 3. INDEMNIFICATION OF SHAREHOLDERS.  If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.

Article IX, Section 3 of the Amended and Restated By-laws of the Registrant provides as follows:

Section 3. Advance Payment of Indemnifiable Expenses.  Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Number 7 of the Registrant’s Investment Advisory Agreement provides as follows:

7. Limitation of Liability of the Manager.  The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by each Trust or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.  Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of each Trust shall be deemed, when rendering services to each Trust or acting in any business of each Trust, to be rendering such services to or acting solely for each Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

Number 5 of the Registrant’s Subadvisory Agreements provide as follows:
5. Liability of the Subadviser.  The Subadviser agrees to perform faithfully the services required to be rendered to the Trusts and the Series under this Agreement, but nothing herein contained shall make the Subadviser or any of its officers, partners or employees liable for any loss sustained by the Trusts or its officers, Trustees or shareholders or any other person on account of the services which the Subadviser may render or fail to render under this Agreement; provided, however, that nothing herein shall protect the Subadviser against liability to the Trusts, or to any of the Series' shareholders, to which the Subadviser would otherwise be subject, by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.  Nothing in this Agreement shall protect the Subadviser from any liabilities that it may have under the 1933 Act or the 1940 Act. Notwithstanding anything to the contrary herein, the Adviser understands that certain federal and state laws including, but not limited to, the Advisers Act may impose liability or allow for legal remedies even where the Subadviser has acted in good faith and that the rights under those laws may be non-waivable.

The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee’s, officer's, employee’s or agent’s office.

Additional Matters:

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The trustees and officers of the Registrant are insured against certain liabilities arising out of their conduct in such capacities.  The policy is subject to certain terms and conditions and to the specified coverage limit set forth in the policy.

Item 16.	Exhibits

(1)	(a)	Certificate of Trust[1]
	(b)	Amended and Restated Trust Instrument (“Trust Instrument”)[4]
	(c)	Amended and Restated Schedule A to the Trust Instrument[7]
(2)		Amended and Restated By-laws (“By-laws”)[4]
(3)		Voting trust agreements – not applicable
(4)		Form of Plan of Reorganization and Termination – filed herewith as Appendix A to the Combined Information Statement and Prospectus
(5)		Shareholders rights are contained in Articles IV, V, VI, IX and X of the Registrant’s Trust Instrument and Articles V, VI, VII and VIII of the Registrant’s By-laws
(6)	(a)	Investment Advisory Agreement between Registrant and First Investors Management Company, Inc. (“FIMCO”) (now, Foresters Investment Management Company, Inc.)[2]
	(b)	Amended and Restated Schedule A to the Investment Advisory Agreement between Registrant and FIMCO[7]
	(c)	Subadvisory Agreement among FIMCO, Registrant, First Investors Equity Funds, First Investors Income Funds and Muzinich & Co., Inc. (“Muzinich”)[5]
(7)		Underwriting Agreement – none
(8)		Bonus, profit sharing or pension plans – not applicable
(9)	(a)	Custody Agreement between Registrant’s predecessor funds and The Bank of New York Mellon Corp. (“BNY”)[1]
	(b)	Addendum to the Custody Agreement with BNY[1]
	(c)	Amended and Restated Exhibit A to Custody Agreement[6]
	(d)	Foreign Custody Manager Agreement between Registrant and BNY[3]
(10)	(a)	Distribution Plan – none
	(b)	Multiple Class Plan pursuant to Rule 18f-3 – none
(11)		Opinion and consent of counsel – filed herewith

(12)		Opinion of counsel on tax matters – (to be filed by subsequent amendment)
(13)	(a)	Transfer Agent Agreement between Registrant and Administrative Data Management Corp. (now, Foresters Investor Services, Inc.)[1]
	(b)	Amended and Restated Schedule A to the Transfer Agent Agreement[6]
(14)		Consent of Independent Registered Certified Public Accounting Firm – filed herewith
(15)		Financial statements omitted pursuant to Item 14(a)(1) – not applicable
(16)		Powers of Attorney – filed herewith
(17)		Other Exhibits – none
___________________________
1.	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File No. 002-98409), filed on April 28, 2006.
2.	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File No. 002-98409), filed on April 28, 2011.
3.
Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of First Investors Equity Funds (File No. 033-46924), filed on April 2, 2015.

4.	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 76 to Registrant’s Registration Statement on Form N-1A (File No. 002-98409), filed on April 27, 2016.
5.
Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A of First Investors Income Funds (File No. 002-89287), filed on January 29, 2018.

6.
Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 112 to the Registration Statement on Form N-1A of First Investors Equity Funds (File No. 033-46924), filed on March 28, 2018.

7.	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 82 to Registrant's Registration Statement on Form N-1A (File No. 002-98409), filed on April 27, 2018.

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the Combined Information Statement and Prospectus in a post-effective amendment to this Registration Statement.

SIGNATURES
As required by the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 28th day of September 2018.
FIRST INVESTORS LIFE SERIES FUNDS

By:	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President

As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.
/s/ E. Blake Moore Jr.	President	September 28, 2018
E. Blake Moore Jr.	(Principal Executive Officer)

/s/ Joseph I. Benedek	Treasurer	September 28, 2018
Joseph I. Benedek	(Principal Financial Officer and Principal Accounting Officer)

/s/ Susan E. Artmann	Trustee	September 28, 2018
Susan E. Artmann*

/s/ Mary J. Barneby	Trustee	September 28, 2018
Mary J. Barneby*

/s/ Charles R. Barton, III	Trustee	September 28, 2018
Charles R. Barton, III*

/s/ Arthur M. Scutro, Jr.	Chairman of the Board	September 28, 2018
Arthur M. Scutro, Jr.*	And Trustee

/s/ Mark R. Ward	Trustee	September 28, 2018
Mark R. Ward*

*By:	/s/ Mary Najem
Mary Najem
Attorney-in-fact pursuant to the Powers of Attorney dated April 18, 2018

EXHIBIT INDEX

Exhibit	Description
EX-99. (11)	Opinion and consent of counsel
EX-99. (14)	Consent of Independent Registered Certified Public Accounting Firm
EX-99. (16)	Powers of Attorney